UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	6/30/2018

Item 1.  Schedule of Investments

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks 61.6%
Aerospace & Defense 1.5%
AAR Corp.	2,300	$ 106,927
Airbus SE (France)	1,159	135,250
BAE Systems PLC (United Kingdom)	6,388	54,345
Curtiss-Wright Corp.	1,300	154,726
Dassault Aviation SA (France)	5	9,507
Ducommun, Inc.*	500	16,545
Elbit Systems Ltd. (Israel)	45	5,298
Esterline Technologies Corp.*	1,600	118,080
General Dynamics Corp.	5,000	932,050
Harris Corp.	2,900	419,166
Huntington Ingalls Industries, Inc.	4,300	932,197
Leonardo SpA (Italy)	776	7,638
Lockheed Martin Corp.	8,200	2,422,526
Meggitt PLC (United Kingdom)	1,504	9,760
Moog, Inc. (Class A Stock)	1,500	116,940
MTU Aero Engines AG (Germany)	103	19,729
Northrop Grumman Corp.	500	153,850
Raytheon Co.	11,900	2,298,842
Rolls-Royce Holdings PLC (United Kingdom)*	3,315	43,178
Rolls-Royce Holdings-Ent (United Kingdom) (Class C Stock)*	235,365	311
Safran SA (France)	660	79,929
Singapore Technologies Engineering Ltd. (Singapore)	3,100	7,472
Spirit AeroSystems Holdings, Inc. (Class A Stock)	9,700	833,327
Thales SA (France)	222	28,561
Vectrus, Inc.*	2,300	70,886
Wesco Aircraft Holdings, Inc.*	4,000	45,000
		9,022,040
Air Freight & Logistics 0.1%
Bollore SA (France)	1,631	7,574
Deutsche Post AG (Germany)	1,961	63,714
FedEx Corp.	1,100	249,766
Royal Mail PLC (United Kingdom)	1,955	13,006
SG Holdings Co. Ltd. (Japan)	200	4,375
Yamato Holdings Co. Ltd. (Japan)	600	17,660
		356,095
Airlines 0.0%
ANA Holdings, Inc. (Japan)	230	8,439
Deutsche Lufthansa AG (Germany)	458	10,973
easyJet PLC (United Kingdom)	282	6,204

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
International Consolidated Airlines Group SA (United Kingdom)	1,236	$ 10,816
Japan Airlines Co. Ltd. (Japan)	200	7,086
Singapore Airlines Ltd. (Singapore)	1,200	9,398
Southwest Airlines Co.	2,100	106,848
		159,764
Auto Components 0.1%
Aisin Seiki Co. Ltd. (Japan)	350	15,936
Bridgestone Corp. (Japan)	1,200	46,875
Cie Generale des Etablissements Michelin SCA (France)	346	41,859
Continental AG (Germany)	220	50,067
Cooper-Standard Holdings, Inc.*	300	39,201
Dana, Inc.	1,000	20,190
Denso Corp. (Japan)	850	41,475
Faurecia SA (France)	150	10,663
Koito Manufacturing Co. Ltd. (Japan)	200	13,211
Minth Group Ltd. (China)	2,000	8,459
Modine Manufacturing Co.*	500	9,125
NGK Spark Plug Co. Ltd. (Japan)	300	8,529
NOK Corp. (Japan)	200	3,863
Nokian Renkaat OYJ (Finland)	253	9,963
Pirelli & C SpA (Italy), 144A*	811	6,753
Stanley Electric Co. Ltd. (Japan)	300	10,215
Sumitomo Electric Industries Ltd. (Japan)	1,500	22,309
Sumitomo Rubber Industries Ltd. (Japan)	400	6,340
Tenneco, Inc.	4,400	193,424
Tower International, Inc.	1,500	47,700
Toyoda Gosei Co. Ltd. (Japan)	150	3,796
Toyota Industries Corp. (Japan)	250	13,994
Valeo SA (France)	471	25,681
Yokohama Rubber Co. Ltd. (The) (Japan)	300	6,223
		655,851
Automobiles 0.7%
Bayerische Motoren Werke AG (Germany)	663	59,930
Daimler AG (Germany)	1,812	116,072
Ferrari NV (Italy)	249	33,657
Fiat Chrysler Automobiles NV (United Kingdom)*	2,153	40,615
General Motors Co.	58,100	2,289,140
Honda Motor Co. Ltd. (Japan)	3,300	96,759
Isuzu Motors Ltd. (Japan)	1,150	15,246
Mazda Motor Corp. (Japan)	1,160	14,229
Mitsubishi Motors Corp. (Japan)	1,470	11,718

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Nissan Motor Co. Ltd. (Japan)	4,700	$ 45,732
Peugeot SA (France)	1,160	26,431
Renault SA (France)	382	32,364
Subaru Corp. (Japan)	1,200	34,902
Suzuki Motor Corp. (Japan)	700	38,576
Thor Industries, Inc.	6,700	652,513
Toyota Motor Corp. (Japan)	4,554	294,502
Volkswagen AG (Germany)	60	9,864
Winnebago Industries, Inc.	1,500	60,900
Yamaha Motor Co. Ltd. (Japan)	600	15,062
		3,888,212
Banks 4.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	838	21,672
AIB Group PLC (Ireland)	1,970	10,668
American National Bankshares, Inc.	300	12,000
Aozora Bank Ltd. (Japan)	260	9,867
Australia & New Zealand Banking Group Ltd. (Australia)	5,837	122,166
BancFirst Corp.	1,200	71,040
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,227	93,284
Banco de Sabadell SA (Spain)	11,403	19,041
Banco Santander SA (Spain)	32,277	172,504
Bancorp, Inc. (The)*	7,600	79,496
Bank Hapoalim BM (Israel)	2,045	13,864
Bank Leumi Le-Israel BM (Israel)	3,069	18,160
Bank of America Corp.	192,200	5,418,118
Bank of East Asia Ltd. (The) (Hong Kong)	2,600	10,363
Bank of Ireland Group PLC (Ireland)	2,128	16,514
Bank of Kyoto Ltd. (The) (Japan)	120	5,541
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,100	50,292
Bank of Queensland Ltd. (Australia)	843	6,347
Bankia SA (Spain)	2,469	9,207
Bankinter SA (Spain)	1,276	12,381
Barclays PLC (United Kingdom)	33,780	83,495
BB&T Corp.	41,100	2,073,084
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	8,588
Berkshire Hills Bancorp, Inc.	1,700	69,020
BNP Paribas SA (France)	2,243	138,745
BOC Hong Kong Holdings Ltd. (China)	7,500	35,250
Boston Private Financial Holdings, Inc.	1,400	22,260
Brookline Bancorp, Inc.	4,800	89,280
CaixaBank SA (Spain)	7,086	30,500
Cathay General Bancorp	1,400	56,686
Chiba Bank Ltd. (The) (Japan)	1,500	10,579

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Citigroup, Inc.	56,770	$ 3,799,048
Commerzbank AG (Germany)*	1,943	18,535
Commonwealth Bank of Australia (Australia)	3,506	189,088
Community Trust Bancorp, Inc.	200	9,990
Concordia Financial Group Ltd. (Japan)	2,400	12,196
Credit Agricole SA (France)	2,271	30,142
Danske Bank A/S (Denmark)	1,500	46,731
DBS Group Holdings Ltd. (Singapore)	3,613	70,262
DNB ASA (Norway)	1,956	38,089
Erste Group Bank AG (Austria)*	624	26,015
Farmers National Banc Corp.	1,500	23,925
FB Financial Corp.	300	12,216
Financial Institutions, Inc.	3,400	111,860
First BanCorp. (Puerto Rico)*	21,300	162,945
First Bancorp/Southern Pines NC	700	28,637
First Citizens BancShares, Inc. (Class A Stock)	500	201,650
First Community Bancshares, Inc.	1,400	44,604
First Financial Corp.	1,300	58,955
First Interstate BancSystem, Inc. (Class A Stock)	3,800	160,360
Flushing Financial Corp.	1,300	33,930
Fukuoka Financial Group, Inc. (Japan)	1,700	8,531
Great Southern Bancorp, Inc.	800	45,760
Hancock Whitney Corp.	4,300	200,595
Hang Seng Bank Ltd. (Hong Kong)	1,500	37,456
Heartland Financial USA, Inc.	400	21,940
Hilltop Holdings, Inc.	7,600	167,732
HSBC Holdings PLC (United Kingdom)	40,028	374,035
IBERIABANK Corp.	2,100	159,180
Independent Bank Corp.	3,000	76,500
ING Groep NV (Netherlands)	7,736	111,047
International Bancshares Corp.	1,900	81,320
Intesa Sanpaolo SpA (Italy)	26,965	78,017
Intesa Sanpaolo SpA (Italy), RSP	1,831	5,532
Japan Post Bank Co. Ltd. (Japan)	800	9,301
JPMorgan Chase & Co.	67,130	6,994,946
KBC Group NV (Belgium)	498	38,246
Lloyds Banking Group PLC (United Kingdom)	143,620	119,164
Mebuki Financial Group, Inc. (Japan)	1,804	6,051
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,171	10,832
Metropolitan Bank Holding Corp.*	400	20,992
MidWestOne Financial Group, Inc.	900	30,402
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,600	133,691
Mizrahi Tefahot Bank Ltd. (Israel)	326	5,998
Mizuho Financial Group, Inc. (Japan)	47,660	80,283

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia)	5,411	$ 109,868
Nordea Bank AB (Sweden)	6,078	58,304
OFG Bancorp (Puerto Rico)	2,000	28,100
Old Second Bancorp, Inc.	2,600	37,440
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,427	54,744
Peapack Gladstone Financial Corp.	1,500	51,885
Peoples Bancorp, Inc.	1,200	45,336
Preferred Bank	900	55,314
QCR Holdings, Inc.	1,700	80,665
Raiffeisen Bank International AG (Austria)	280	8,579
Republic Bancorp, Inc. (Class A Stock)	500	22,650
Resona Holdings, Inc. (Japan)	4,200	22,385
Royal Bank of Scotland Group PLC (United Kingdom)*	9,720	32,723
Seven Bank Ltd. (Japan)	1,200	3,664
Shinsei Bank Ltd. (Japan)	320	4,910
Shizuoka Bank Ltd. (The) (Japan)	900	8,092
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,298	31,214
Societe Generale SA (France)	1,532	64,390
Standard Chartered PLC (United Kingdom)	5,679	51,585
State Bank Financial Corp.	600	20,040
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,717	105,979
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	24,382
Suruga Bank Ltd. (Japan)	400	3,563
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,041	33,680
Swedbank AB (Sweden) (Class A Stock)	1,812	38,607
Umpqua Holdings Corp.	10,100	228,159
UniCredit SpA (Italy)	4,008	66,430
United Community Banks, Inc.	4,100	125,747
United Overseas Bank Ltd. (Singapore)	2,686	52,642
West Bancorporation, Inc.	500	12,575
Westpac Banking Corp. (Australia)	7,032	152,714
Wintrust Financial Corp.	2,700	235,035
Yamaguchi Financial Group, Inc. (Japan)	400	4,500
		24,562,642
Beverages 1.1%
Anheuser-Busch InBev SA (Belgium)	1,524	153,718
Asahi Group Holdings Ltd. (Japan)	750	38,466
Carlsberg A/S (Denmark) (Class B Stock)	214	25,179
Coca-Cola Amatil Ltd. (Australia)	1,132	7,699
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	300	12,003
Coca-Cola Co. (The)	44,400	1,947,384
Coca-Cola European Partners PLC (United Kingdom)	430	17,475
Coca-Cola HBC AG (Switzerland)*	402	13,380

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Davide Campari-Milano SpA (Italy)	1,146	$ 9,406
Diageo PLC (United Kingdom)	4,921	176,791
Heineken Holding NV (Netherlands)	228	21,805
Heineken NV (Netherlands)	525	52,599
Kirin Holdings Co. Ltd. (Japan)	1,600	42,888
National Beverage Corp.*	700	74,830
PepsiCo, Inc.	34,300	3,734,241
Pernod Ricard SA (France)	425	69,362
Remy Cointreau SA (France)	40	5,179
Suntory Beverage & Food Ltd. (Japan)	300	12,826
Treasury Wine Estates Ltd. (Australia)	1,405	18,052
		6,433,283
Biotechnology 1.5%
AbbVie, Inc.	7,200	667,080
Acorda Therapeutics, Inc.*	6,700	192,290
AMAG Pharmaceuticals, Inc.*	1,600	31,200
Amgen, Inc.	10,300	1,901,277
Biogen, Inc.*	4,100	1,189,984
BioSpecifics Technologies Corp.*	1,900	85,234
Catalyst Pharmaceuticals, Inc.*	2,600	8,112
Celgene Corp.*	23,000	1,826,660
CSL Ltd. (Australia)	903	128,536
Enanta Pharmaceuticals, Inc.*	2,200	254,980
FibroGen, Inc.*	4,300	269,180
Genmab A S (Denmark)*	124	19,080
Genomic Health, Inc.*	5,200	262,080
Gilead Sciences, Inc.	15,900	1,126,356
Grifols SA (Spain)	581	17,414
Halozyme Therapeutics, Inc.*	10,300	173,761
Karyopharm Therapeutics, Inc.*	1,600	27,184
Myriad Genetics, Inc.*	700	26,159
PDL BioPharma, Inc.*	6,700	15,678
PTC Therapeutics, Inc.*	2,400	80,952
Repligen Corp.*	1,500	70,560
Retrophin, Inc.*	6,700	182,642
Shire PLC	1,807	101,804
Vanda Pharmaceuticals, Inc.*	11,300	215,265
Xencor, Inc.*	2,200	81,422
		8,954,890
Building Products 0.2%
AGC, Inc. (Japan)	380	14,780

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	2,031	$ 43,081
Builders FirstSource, Inc.*	7,300	133,517
Cie de Saint-Gobain (France)	1,009	44,946
Continental Building Products, Inc.*	4,200	132,510
Daikin Industries Ltd. (Japan)	500	59,757
Geberit AG (Switzerland)	73	31,256
LIXIL Group Corp. (Japan)	600	11,991
NCI Building Systems, Inc.*	7,800	163,800
PGT Innovations, Inc.*	2,000	41,700
TOTO Ltd. (Japan)	250	11,571
Universal Forest Products, Inc.	5,200	190,424
		879,333
Capital Markets 1.4%
3i Group PLC (United Kingdom)	1,959	23,193
Affiliated Managers Group, Inc.	9,100	1,352,897
Ameriprise Financial, Inc.	12,900	1,804,452
Amundi SA (France), 144A	119	8,226
ASX Ltd. (Australia)	375	17,875
Bank of New York Mellon Corp. (The)	4,300	231,899
BlackRock, Inc.	1,500	748,560
Credit Suisse Group AG (Switzerland)*	5,180	77,457
Daiwa Securities Group, Inc. (Japan)	3,000	17,388
Deutsche Bank AG (Germany)	3,927	42,013
Deutsche Boerse AG (Germany)	386	51,320
Donnelley Financial Solutions, Inc.*	5,000	86,850
Evercore, Inc. (Class A Stock)	2,500	263,625
GAMCO Investors, Inc. (Class A Stock)	300	8,028
Hargreaves Lansdown PLC (United Kingdom)	577	14,957
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,400	71,826
Houlihan Lokey, Inc.	3,000	153,660
INTL. FCStone, Inc.*	1,600	82,736
Invesco Ltd.	13,700	363,872
Investec PLC (South Africa)	1,252	8,853
Japan Exchange Group, Inc. (Japan)	1,000	18,548
Julius Baer Group Ltd. (Switzerland)*	455	26,650
London Stock Exchange Group PLC (United Kingdom)	631	37,147
Macquarie Group Ltd. (Australia)	677	61,699
Natixis SA (France)	1,881	13,309
Nomura Holdings, Inc. (Japan)	7,000	33,873
Northern Trust Corp.	7,200	740,808
Partners Group Holding AG (Switzerland)	34	24,855
Quilter PLC (United Kingdom), 144A*	3,424	6,549
SBI Holdings, Inc. (Japan)	480	12,307

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Schroders PLC (United Kingdom)	239	$ 9,918
Singapore Exchange Ltd. (Singapore)	1,600	8,408
St. James’s Place PLC (United Kingdom)	1,085	16,371
State Street Corp.	21,000	1,954,890
UBS Group AG (Switzerland)*	7,679	117,722
		8,512,741
Chemicals 1.3%
Air Liquide SA (France)	852	106,794
Air Water, Inc. (Japan)	300	5,502
Akzo Nobel NV (Netherlands)	505	43,073
Arkema SA (France)	143	16,874
Asahi Kasei Corp. (Japan)	2,500	31,704
BASF SE (Germany)	1,837	175,376
Celanese Corp. (Class A Stock)	5,800	644,148
Chemours Co. (The)	30,400	1,348,544
Chr Hansen Holding A/S (Denmark)	198	18,228
Clariant AG (Switzerland)*	375	8,973
Covestro AG (Germany), 144A	388	34,487
Croda International PLC (United Kingdom)	272	17,184
Daicel Corp. (Japan)	600	6,628
EMS-Chemie Holding AG (Switzerland)	16	10,237
Evonik Industries AG (Germany)	357	12,214
Frutarom Industries Ltd. (Israel)	73	7,180
Givaudan SA (Switzerland)	18	40,767
Hitachi Chemical Co. Ltd. (Japan)	200	4,026
Huntsman Corp.	39,000	1,138,800
Incitec Pivot Ltd. (Australia)	3,496	9,380
Israel Chemicals Ltd. (Israel)	1,407	6,446
Johnson Matthey PLC (United Kingdom)	399	18,999
JSR Corp. (Japan)	350	5,948
K+S AG (Germany)	426	10,479
Kaneka Corp. (Japan)	500	4,478
Kansai Paint Co. Ltd. (Japan)	400	8,301
Koninklijke DSM NV (Netherlands)	360	36,014
Koppers Holdings, Inc.*	2,400	92,040
Kuraray Co. Ltd. (Japan)	700	9,627
LANXESS AG (Germany)	175	13,606
Linde AG (Germany)	372	88,379
LyondellBasell Industries NV (Class A Stock)	20,400	2,240,940
Mitsubishi Chemical Holdings Corp. (Japan)	2,600	21,712
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	7,909
Mitsui Chemicals, Inc. (Japan)	400	10,631
Nippon Paint Holdings Co. Ltd. (Japan)	250	10,751

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Nissan Chemical Corp. (Japan)	300	$ 13,975
Nitto Denko Corp. (Japan)	330	24,914
Novozymes A/S (Denmark) (Class B Stock)	455	23,013
Orica Ltd. (Australia)	716	9,400
PolyOne Corp.	4,300	185,846
Shin-Etsu Chemical Co. Ltd. (Japan)	780	69,317
Sika AG (Switzerland)	240	33,161
Solvay SA (Belgium)	147	18,513
Stepan Co.	2,100	163,821
Sumitomo Chemical Co. Ltd. (Japan)	3,000	16,967
Symrise AG (Germany)	252	22,044
Taiyo Nippon Sanso Corp. (Japan)	300	4,295
Teijin Ltd. (Japan)	380	6,961
Toray Industries, Inc. (Japan)	2,700	21,311
Tosoh Corp. (Japan)	600	9,277
Trinseo SA	1,900	134,805
Umicore SA (Belgium)	419	23,920
Westlake Chemical Corp.	6,400	688,832
Yara International ASA (Norway)	345	14,273
		7,751,024
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	9,600	132,960
Babcock International Group PLC (United Kingdom)	446	4,792
Brambles Ltd. (Australia)	3,216	21,114
Dai Nippon Printing Co. Ltd. (Japan)	550	12,291
Edenred (France)	477	15,067
Ennis, Inc.	2,100	42,735
G4S PLC (United Kingdom)	3,243	11,423
Herman Miller, Inc.	1,300	44,070
Interface, Inc.	1,400	32,130
Iss A S (Denmark)	338	11,577
Kimball International, Inc. (Class B Stock)	800	12,928
McGrath RentCorp	1,800	113,886
Park24 Co. Ltd. (Japan)	200	5,439
Quad/Graphics, Inc.	5,800	120,814
Secom Co. Ltd. (Japan)	400	30,674
Securitas AB (Sweden) (Class B Stock)	587	9,626
Societe BIC SA (France)	55	5,099
Sohgo Security Services Co. Ltd. (Japan)	150	7,057
SP Plus Corp.*	1,200	44,640
Toppan Printing Co. Ltd. (Japan)	1,100	8,605
		686,927

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.8%
Cisco Systems, Inc.	102,800	$ 4,423,484
Comtech Telecommunications Corp.	1,500	47,820
Lumentum Holdings, Inc.*	400	23,160
Nokia OYJ (Finland)	11,265	64,615
Plantronics, Inc.	3,200	244,000
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,226	47,966
		4,851,045
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	488	19,689
Ameresco, Inc. (Class A Stock)*	1,300	15,600
Bouygues SA (France)	429	18,433
CIMIC Group Ltd. (Australia)	227	7,096
Eiffage SA (France)	159	17,274
EMCOR Group, Inc.	3,300	251,394
Ferrovial SA (Spain)	980	20,053
HOCHTIEF AG (Germany)	37	6,672
JGC Corp. (Japan)	400	8,046
Kajima Corp. (Japan)	1,600	12,363
KBR, Inc.	6,400	114,688
Obayashi Corp. (Japan)	1,300	13,499
Shimizu Corp. (Japan)	1,200	12,420
Skanska AB (Sweden) (Class B Stock)	630	11,404
Sterling Construction Co., Inc.*	2,400	31,272
Taisei Corp. (Japan)	430	23,680
Vinci SA (France)	1,015	97,431
		681,014
Construction Materials 0.0%
Boral Ltd. (Australia)	2,275	10,976
CRH PLC (Ireland)	1,703	59,902
Fletcher Building Ltd. (New Zealand)	1,717	8,057
HeidelbergCement AG (Germany)	304	25,526
Imerys SA (France)	75	6,053
James Hardie Industries PLC (Ireland)	843	14,134
LafargeHolcim Ltd. (Switzerland)*	984	47,844
Taiheiyo Cement Corp. (Japan)	250	8,224
United States Lime & Minerals, Inc.	300	25,170
		205,886
Consumer Finance 0.8%
Acom Co. Ltd. (Japan)	700	2,687

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
AEON Financial Service Co. Ltd. (Japan)	200	$ 4,263
American Express Co.	4,000	392,000
Capital One Financial Corp.	24,300	2,233,170
Credit Saison Co. Ltd. (Japan)	300	4,713
Curo Group Holdings Corp.*	1,300	32,435
Discover Financial Services	13,500	950,535
Enova International, Inc.*	2,100	76,755
Green Dot Corp. (Class A Stock)*	2,800	205,492
Navient Corp.	34,500	449,535
Nelnet, Inc. (Class A Stock)	1,500	87,615
OneMain Holdings, Inc.*	4,800	159,792
		4,598,992
Containers & Packaging 0.2%
Amcor Ltd. (Australia)	2,370	25,251
Greif, Inc. (Class A Stock)	3,200	169,248
Owens-Illinois, Inc.*	17,600	295,856
Packaging Corp. of America	4,000	447,160
Smurfit Kappa Group PLC (Ireland)	457	18,450
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,265
		961,230
Distributors 0.0%
Jardine Cycle & Carriage Ltd. (Singapore)	200	4,673
LKQ Corp.*	5,900	188,210
		192,883
Diversified Consumer Services 0.1%
Benesse Holdings, Inc. (Japan)	150	5,319
Grand Canyon Education, Inc.*	2,800	312,508
Service Corp. International	13,000	465,270
		783,097
Diversified Financial Services 0.9%
AMP Ltd. (Australia)	5,710	15,019
Berkshire Hathaway, Inc. (Class B Stock)*	28,100	5,244,865
Challenger Ltd. (Australia)	1,072	9,381
Eurazeo SA (France)	89	6,737
EXOR NV (Netherlands)	227	15,190
Groupe Bruxelles Lambert SA (Belgium)	161	16,937
Industrivarden AB (Sweden) (Class C Stock)	317	6,115

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services (cont’d.)
Investor AB (Sweden) (Class B Stock)	899	$ 36,415
Kinnevik AB (Sweden) (Class B Stock)	478	16,289
L E Lundbergforetagen AB (Sweden) (Class B Stock)	146	4,469
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	5,517
ORIX Corp. (Japan)	2,640	41,612
Pargesa Holding SA (Switzerland)	80	6,771
Standard Life Aberdeen PLC (United Kingdom)	5,376	23,021
Tokyo Century Corp. (Japan)	100	5,661
Wendel SA (France)	54	7,430
		5,461,429
Diversified Telecommunication Services 1.5%
AT&T, Inc.	118,600	3,808,246
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,777	4,257
BT Group PLC (United Kingdom)	16,869	48,393
Deutsche Telekom AG (Germany)*	6,624	102,370
Elisa OYJ (Finland)	302	13,952
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	7,720	9,848
IDT Corp. (Class B Stock)*	1,300	7,306
Iliad SA (France)	54	8,520
Koninklijke KPN NV (Netherlands)	6,976	18,969
Nippon Telegraph & Telephone Corp. (Japan)	1,400	63,599
Orange SA (France)	4,056	67,703
PCCW Ltd. (Hong Kong)	7,400	4,164
Proximus SADP (Belgium)	300	6,748
Singapore Telecommunications Ltd. (Singapore)	16,300	36,802
Spark New Zealand Ltd. (New Zealand)	3,547	8,952
Swisscom AG (Switzerland)	53	23,656
Telecom Italia SpA (Italy)*	21,215	15,718
Telecom Italia SpA (Italy), RSP	10,279	6,689
Telefonica Deutschland Holding AG (Germany)	1,630	6,412
Telefonica SA (Spain)	9,469	80,368
Telenor ASA (Norway)	1,486	30,434
Telia Co. AB (Sweden)	5,626	25,643
Telstra Corp. Ltd. (Australia)	8,027	15,525
TPG Telecom Ltd. (Australia)	611	2,336
Verizon Communications, Inc.	85,850	4,319,113
Vonage Holdings Corp.*	12,500	161,125
		8,896,848
Electric Utilities 0.7%
AusNet Services (Australia)	2,544	3,021
Avangrid, Inc.	11,100	587,523

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	1,300	$ 19,493
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,751
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	9,624
CLP Holdings Ltd. (Hong Kong)	3,500	37,700
EDP-Energias de Portugal SA (Portugal)	5,187	20,559
Electricite de France SA (France)	1,126	15,451
Endesa SA (Spain)	601	13,217
Enel SpA (Italy)	16,482	91,330
Entergy Corp.	2,500	201,975
Eversource Energy	4,800	281,328
Exelon Corp.	55,700	2,372,820
Fortum OYJ (Finland)	847	20,175
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	4,000	3,813
Iberdrola SA (Spain)	11,480	88,531
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	20,418
Kyushu Electric Power Co., Inc. (Japan)	800	8,933
MGE Energy, Inc.	1,400	88,270
Orsted A/S (Denmark), 144A	376	22,718
Otter Tail Corp.	500	23,800
Portland General Electric Co.	3,400	145,384
Power Assets Holdings Ltd. (Hong Kong)	2,500	17,464
Red Electrica Corp. SA (Spain)	897	18,223
SSE PLC (United Kingdom)	2,033	36,290
Terna Rete Elettrica Nazionale SpA (Italy)	2,933	15,840
Tohoku Electric Power Co., Inc. (Japan)	900	10,996
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	13,036
		4,195,683
Electrical Equipment 0.3%
ABB Ltd. (Switzerland)	3,735	81,475
Allied Motion Technologies, Inc.	300	14,364
AMETEK, Inc.	16,500	1,190,640
Atkore International Group, Inc.*	8,200	170,314
Encore Wire Corp.	1,100	52,195
EnerSys	2,600	194,064
Fuji Electric Co. Ltd. (Japan)	1,500	11,394
Generac Holdings, Inc.*	200	10,346
Legrand SA (France)	530	38,821
Mabuchi Motor Co. Ltd. (Japan)	100	4,746
Melrose Industries PLC (United Kingdom)	9,728	27,220
Mitsubishi Electric Corp. (Japan)	3,700	49,091
Nidec Corp. (Japan)	480	71,803
OSRAM Licht AG (Germany)	196	7,982
Prysmian SpA (Italy)	448	11,116

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Schneider Electric SE (France)	1,064	$ 88,490
Siemens Gamesa Renewable Energy SA (Spain)	463	6,189
Vestas Wind Systems A/S (Denmark)	405	25,003
		2,055,253
Electronic Equipment, Instruments & Components 0.2%
Alps Electric Co. Ltd. (Japan)	400	10,273
Anixter International, Inc.*	2,500	158,250
Benchmark Electronics, Inc.	3,100	90,365
ePlus, Inc.*	1,400	131,740
Hamamatsu Photonics KK (Japan)	300	12,878
Hexagon AB (Sweden) (Class B Stock)	517	28,728
Hirose Electric Co. Ltd. (Japan)	73	9,028
Hitachi High-Technologies Corp. (Japan)	150	6,102
Hitachi Ltd. (Japan)	9,700	68,336
Ingenico Group SA (France)	117	10,491
Insight Enterprises, Inc.*	3,200	156,576
Keyence Corp. (Japan)	200	112,803
Kyocera Corp. (Japan)	640	35,992
Murata Manufacturing Co. Ltd. (Japan)	340	57,078
Nippon Electric Glass Co. Ltd. (Japan)	180	4,990
Omron Corp. (Japan)	400	18,634
PC Connection, Inc.	1,200	39,840
Sanmina Corp.*	2,100	61,530
ScanSource, Inc.*	1,600	64,480
Shimadzu Corp. (Japan)	400	12,068
SYNNEX Corp.	1,300	125,463
Systemax, Inc.	2,200	75,526
TDK Corp. (Japan)	280	28,510
Venture Corp. Ltd. (Singapore)	600	7,839
Vishay Intertechnology, Inc.	1,100	25,520
Yaskawa Electric Corp. (Japan)	500	17,608
Yokogawa Electric Corp. (Japan)	500	8,879
		1,379,527
Energy Equipment & Services 0.3%
Archrock, Inc.	15,600	187,200
Bristow Group, Inc.	10,100	142,511
Exterran Corp.*	3,600	90,144
FTS International, Inc.*	4,200	59,808
Halliburton Co.	25,200	1,135,512
John Wood Group PLC (United Kingdom)	1,333	11,008
Matrix Service Co.*	4,600	84,410

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
McDermott International, Inc.*	1,566	$ 30,772
SEACOR Holdings, Inc.*	2,800	160,356
Superior Energy Services, Inc.*	2,000	19,480
Tenaris SA (Luxembourg)	966	17,629
Unit Corp.*	1,400	35,784
		1,974,614
Equity Real Estate Investment Trusts (REITs) 1.5%
American Assets Trust, Inc.	3,300	126,357
Apple Hospitality REIT, Inc.	77,200	1,380,336
Armada Hoffler Properties, Inc.	5,200	77,480
Ascendas Real Estate Investment Trust (Singapore)	4,700	9,102
Ashford Hospitality Trust, Inc.	5,500	44,550
Braemar Hotels & Resorts, Inc.	5,100	58,242
British Land Co. PLC (The) (United Kingdom)	1,998	17,676
Brixmor Property Group, Inc.	43,100	751,233
CapitaLand Commercial Trust (Singapore)	5,464	6,654
CapitaLand Mall Trust (Singapore)	4,700	7,144
Chesapeake Lodging Trust	6,600	208,824
CoreCivic, Inc.	19,200	458,688
Covivio (France)	71	7,377
Daiwa House REIT Investment Corp. (Japan)	3	7,125
Dexus (Australia)	1,946	13,987
DiamondRock Hospitality Co.	18,000	221,040
Franklin Street Properties Corp.	15,800	135,248
Gaming and Leisure Properties, Inc.	16,500	590,700
Gecina SA (France)	97	16,205
GEO Group, Inc. (The)	9,100	250,614
Gladstone Commercial Corp.	2,300	44,206
Goodman Group (Australia)	3,284	23,411
GPT Group (The) (Australia)	3,611	13,511
Hammerson PLC (United Kingdom)	1,610	11,065
Host Hotels & Resorts, Inc.	73,600	1,550,752
ICADE (France)	67	6,276
InfraREIT, Inc.*	1,300	28,821
Japan Prime Realty Investment Corp. (Japan)	2	7,266
Japan Real Estate Investment Corp. (Japan)	3	15,870
Japan Retail Fund Investment Corp. (Japan)	5	9,019
Klepierre SA (France)	390	14,653
Land Securities Group PLC (United Kingdom)	1,463	18,431
LaSalle Hotel Properties	4,300	147,189
Lexington Realty Trust	3,000	26,190
Link REIT (Hong Kong)	4,000	36,478
Mack-Cali Realty Corp.	3,900	79,092

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mirvac Group (Australia)	6,893	$ 11,063
Nippon Building Fund, Inc. (Japan)	3	17,305
Nippon Prologis REIT, Inc. (Japan)	4	8,302
Nomura Real Estate Master Fund, Inc. (Japan)	8	11,300
Prologis, Inc.	12,500	821,125
Ramco-Gershenson Properties Trust	8,500	112,285
RLJ Lodging Trust	600	13,230
Ryman Hospitality Properties, Inc.	2,600	216,190
Scentre Group (Australia)	10,654	34,615
Segro PLC (United Kingdom), REIT	1,923	16,936
Select Income REIT	2,800	62,916
Senior Housing Properties Trust	9,100	164,619
Spirit MTA REIT*	6,230	64,169
Spirit Realty Capital, Inc.	62,300	500,269
Stockland (Australia)	4,619	13,571
Suntec Real Estate Investment Trust (Singapore)	5,100	6,467
Tier REIT, Inc.	3,800	90,364
Unibail-Rodamco-Westfield (France)	280	61,653
United Urban Investment Corp. (Japan)	6	9,323
Urstadt Biddle Properties, Inc. (Class A Stock)	1,100	24,893
Vicinity Centres (Australia)	6,933	13,296
Xenia Hotels & Resorts, Inc.	9,400	228,984
		8,923,687
Food & Staples Retailing 0.5%
Aeon Co. Ltd. (Japan)	1,200	25,671
Carrefour SA (France)	1,146	18,486
Casino Guichard Perrachon SA (France)	107	4,141
Colruyt SA (Belgium)	134	7,640
Dairy Farm International Holdings Ltd. (Hong Kong)	800	7,032
FamilyMart UNY Holdings Co. Ltd. (Japan)	160	16,849
ICA Gruppen AB (Sweden)	166	5,078
Ingles Markets, Inc. (Class A Stock)	2,900	92,220
J. Sainsbury PLC (United Kingdom)	3,615	15,298
Jeronimo Martins SGPS SA (Portugal)	494	7,116
Koninklijke Ahold Delhaize NV (Netherlands)	2,527	60,339
Kroger Co. (The)	12,700	361,315
Lawson, Inc. (Japan)	100	6,245
METRO AG (Germany)	337	4,153
Seven & i Holdings Co. Ltd. (Japan)	1,500	65,424
SpartanNash Co.	2,300	58,696
Sundrug Co. Ltd. (Japan)	150	6,077
Tesco PLC (United Kingdom)	19,461	65,848
Tsuruha Holdings, Inc. (Japan)	70	8,768

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Village Super Market, Inc. (Class A Stock)	900	$ 26,514
Walgreens Boots Alliance, Inc.	19,700	1,182,295
Walmart, Inc.	10,700	916,455
Wesfarmers Ltd. (Australia)	2,268	82,751
WM Morrison Supermarkets PLC (United Kingdom)	4,764	15,802
Woolworths Group Ltd. (Australia)	2,634	59,485
		3,119,698
Food Products 1.1%
a2 Milk Co. Ltd. (New Zealand)*	1,482	11,478
Ajinomoto Co., Inc. (Japan)	900	17,036
Archer-Daniels-Midland Co.	42,700	1,956,941
Associated British Foods PLC (United Kingdom)	722	26,034
Barry Callebaut AG (Switzerland)	5	8,960
Calbee, Inc. (Japan)	150	5,643
Cal-Maine Foods, Inc.*	2,700	123,795
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	19,445
Danone SA (France)	1,207	88,126
Darling Ingredients, Inc.*	4,100	81,508
Golden Agri-Resources Ltd. (Singapore)	7,900	1,764
J.M. Smucker Co. (The)	10,300	1,107,044
Kerry Group PLC (Ireland) (Class A Stock)	332	34,707
Kikkoman Corp. (Japan)	300	15,147
Marine Harvest ASA (Norway)	825	16,403
MEIJI Holdings Co. Ltd. (Japan)	250	21,113
Mondelez International, Inc. (Class A Stock)	55,400	2,271,400
Nestle SA (Switzerland)	6,225	482,443
NH Foods Ltd. (Japan)	150	6,064
Nisshin Seifun Group, Inc. (Japan)	405	8,582
Nissin Foods Holdings Co. Ltd. (Japan)	100	7,245
Orkla ASA (Norway)	1,720	15,048
Pilgrim’s Pride Corp.*	17,900	360,327
Sanderson Farms, Inc.	1,300	136,695
Toyo Suisan Kaisha Ltd. (Japan)	200	7,136
WH Group Ltd. (Hong Kong), 144A	17,500	14,161
Wilmar International Ltd. (Singapore)	3,600	8,073
Yakult Honsha Co. Ltd. (Japan)	200	13,372
Yamazaki Baking Co. Ltd. (Japan)	300	7,866
		6,873,556
Gas Utilities 0.2%
APA Group (Australia)	2,395	17,448
Chesapeake Utilities Corp.	900	71,955

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities (cont’d.)
Gas Natural SDG SA (Spain)	734	$ 19,404
Hong Kong & China Gas Co. Ltd. (Hong Kong)	19,237	36,772
Osaka Gas Co. Ltd. (Japan)	800	16,565
Southwest Gas Holdings, Inc.	2,600	198,302
Toho Gas Co. Ltd. (Japan)	160	5,543
Tokyo Gas Co. Ltd. (Japan)	800	21,242
UGI Corp.	19,800	1,030,986
		1,418,217
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	49,500	3,019,005
AngioDynamics, Inc.*	6,000	133,440
Atrion Corp.	100	59,940
Baxter International, Inc.	9,200	679,328
BioMerieux (France)	82	7,368
Boston Scientific Corp.*	12,500	408,750
Cantel Medical Corp.	1,900	186,884
Cochlear Ltd. (Australia)	117	17,322
Coloplast A/S (Denmark) (Class B Stock)	240	23,962
CONMED Corp.	2,900	212,280
ConvaTec Group PLC (United Kingdom), 144A	2,704	7,549
CYBERDYNE, Inc. (Japan)*	200	2,338
Danaher Corp.	25,400	2,506,472
DENTSPLY SIRONA, Inc.	12,400	542,748
Essilor International Cie Generale d’Optique SA (France)	419	59,078
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,126	11,347
Haemonetics Corp.*	2,300	206,264
Hill-Rom Holdings, Inc.	4,100	358,094
Hoya Corp. (Japan)	800	45,383
IDEXX Laboratories, Inc.*	8,200	1,787,108
Inogen, Inc.*	900	167,697
Integer Holdings Corp.*	3,200	206,880
Intuitive Surgical, Inc.*	2,400	1,148,352
Koninklijke Philips NV (Netherlands)	1,882	79,737
Lantheus Holdings, Inc.*	500	7,275
Masimo Corp.*	2,600	253,890
Medtronic PLC	13,900	1,189,979
Meridian Bioscience, Inc.	10,000	159,000
Olympus Corp. (Japan)	580	21,697
Penumbra, Inc.*	600	82,890
Siemens Healthineers AG (Germany), 144A*	301	12,404
Smith & Nephew PLC (United Kingdom)	1,740	32,051
Sonova Holding AG (Switzerland)	108	19,319
Straumann Holding AG (Switzerland)	21	15,926

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	1,200	$ 202,632
Sysmex Corp. (Japan)	300	27,952
Terumo Corp. (Japan)	600	34,349
William Demant Holding A/S (Denmark)*	207	8,307
		13,944,997
Health Care Providers & Services 2.0%
Alfresa Holdings Corp. (Japan)	400	9,393
Chemed Corp.	100	32,181
Cigna Corp.	3,300	560,835
CVS Health Corp.	37,700	2,425,995
Fresenius Medical Care AG & Co. KGaA (Germany)	425	42,794
Fresenius SE & Co. KGaA (Germany)	846	67,735
HCA Healthcare, Inc.	19,100	1,959,660
HealthEquity, Inc.*	1,000	75,100
Healthscope Ltd. (Australia)	3,777	6,163
Humana, Inc.	2,200	654,786
Magellan Health, Inc.*	2,200	211,090
Mediclinic International PLC (South Africa)	668	4,628
Medipal Holdings Corp. (Japan)	400	8,035
National HealthCare Corp.	900	63,342
NMC Health PLC (United Arab Emirates)	211	9,931
Providence Service Corp. (The)*	2,900	227,795
Ramsay Health Care Ltd. (Australia)	300	11,980
Ryman Healthcare Ltd. (New Zealand)	734	5,945
Select Medical Holdings Corp.*	5,900	107,085
Sonic Healthcare Ltd. (Australia)	842	15,274
Suzuken Co. Ltd. (Japan)	165	6,978
Tenet Healthcare Corp.*	6,200	208,134
UnitedHealth Group, Inc.	20,500	5,029,470
		11,744,329
Health Care Technology 0.1%
Cotiviti Holdings, Inc.*	5,300	233,889
HealthStream, Inc.	1,500	40,965
M3, Inc. (Japan)	400	15,907
		290,761
Hotels, Restaurants & Leisure 0.8%
Accor SA (France)	397	19,443
Aristocrat Leisure Ltd. (Australia)	1,165	26,606
Biglari Holdings, Inc. (Class B Stock)*	110	20,184

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
BJ’s Restaurants, Inc.	300	$ 18,000
Bloomin’ Brands, Inc.	8,200	164,820
Brinker International, Inc.	2,300	109,480
Carnival PLC	373	21,319
Compass Group PLC (United Kingdom)	3,165	67,464
Crown Resorts Ltd. (Australia)	735	7,334
Del Frisco’s Restaurant Group, Inc.*	2,200	27,720
Del Taco Restaurants, Inc.*	3,900	55,302
Domino’s Pizza Enterprises Ltd. (Australia)	109	4,210
Drive Shack, Inc.*	1,800	13,896
Flight Centre Travel Group Ltd. (Australia)	111	5,225
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	33,917
Genting Singapore Ltd. (Singapore)	12,000	10,745
GVC Holdings PLC (United Kingdom)	1,089	15,059
InterContinental Hotels Group PLC (United Kingdom)	378	23,498
Jack in the Box, Inc.	1,100	93,632
Las Vegas Sands Corp.	21,900	1,672,284
Marriott International, Inc. (Class A Stock)	3,300	417,780
McDonald’s Corp.	5,868	919,457
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	5,099
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	538	15,064
Merlin Entertainments PLC (United Kingdom), 144A	1,367	6,970
MGM China Holdings Ltd. (Macau)	2,400	5,549
Monarch Casino & Resort, Inc.*	200	8,810
Oriental Land Co. Ltd. (Japan)	440	46,132
Paddy Power Betfair PLC (Ireland)	171	18,960
Royal Caribbean Cruises Ltd.	2,400	248,640
Sands China Ltd. (Macau)	4,800	25,591
Shangri-La Asia Ltd. (Hong Kong)	2,000	3,747
SJM Holdings Ltd. (Hong Kong)	3,000	3,721
Sodexo SA (France)	180	17,968
Tabcorp Holdings Ltd. (Australia)	4,066	13,404
Texas Roadhouse, Inc.	4,200	275,142
TUI AG (Germany)	843	18,438
Whitbread PLC (United Kingdom)	368	19,183
Wynn Macau Ltd. (Macau)	3,300	10,575
		4,490,368
Household Durables 0.1%
Barratt Developments PLC (United Kingdom)	2,131	14,446
Berkeley Group Holdings PLC (United Kingdom)	259	12,901
Casio Computer Co. Ltd. (Japan)	400	6,496
Electrolux AB (Sweden) (Class B Stock)	474	10,757
Husqvarna AB (Sweden) (Class B Stock)	847	8,013

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Iida Group Holdings Co. Ltd. (Japan)	300	$ 5,775
La-Z-Boy, Inc.	3,800	116,280
M/I Homes, Inc.*	400	10,592
Meritage Homes Corp.*	4,300	188,985
New Home Co., Inc. (The)*	2,000	19,940
Nikon Corp. (Japan)	700	11,125
Panasonic Corp. (Japan)	4,400	59,331
Persimmon PLC (United Kingdom)	594	19,786
Rinnai Corp. (Japan)	70	6,169
SEB SA (France)	43	7,502
Sekisui Chemical Co. Ltd. (Japan)	800	13,608
Sekisui House Ltd. (Japan)	1,300	22,977
Sharp Corp. (Japan)	380	9,243
Sony Corp. (Japan)	2,500	128,036
Taylor Wimpey PLC (United Kingdom)	6,355	14,960
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	16,662
TRI Pointe Group, Inc.*	6,000	98,160
		801,744
Household Products 0.4%
Central Garden & Pet Co. (Class A Stock)*	1,200	48,564
Essity AB (Sweden) (Class B Stock)	1,212	29,817
Henkel AG & Co. KGaA (Germany)	203	22,540
Kimberly-Clark Corp.	14,100	1,485,294
Lion Corp. (Japan)	500	9,149
Procter & Gamble Co. (The)	8,775	684,977
Reckitt Benckiser Group PLC (United Kingdom)	1,331	109,361
Unicharm Corp. (Japan)	800	24,051
		2,413,753
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	99,900	1,339,659
Electric Power Development Co. Ltd. (Japan)	300	7,743
Meridian Energy Ltd. (New Zealand)	2,404	5,078
NRG Energy, Inc.	39,000	1,197,300
NRG Yield, Inc. (Class A Stock)	1,800	30,690
Uniper SE (Germany)	397	11,820
		2,592,290
Industrial Conglomerates 0.9%
3M Co.	9,700	1,908,184
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	56,709

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
DCC PLC (United Kingdom)	177	$ 16,050
General Electric Co.	13,500	183,735
Honeywell International, Inc.	20,900	3,010,645
Jardine Matheson Holdings Ltd. (Hong Kong)	400	25,240
Jardine Strategic Holdings Ltd. (Hong Kong)	400	14,592
Keihan Holdings Co. Ltd. (Japan)	200	7,171
Keppel Corp. Ltd. (Singapore)	2,900	15,170
NWS Holdings Ltd. (Hong Kong)	2,900	5,005
Seibu Holdings, Inc. (Japan)	400	6,736
Sembcorp Industries Ltd. (Singapore)	2,300	4,633
Siemens AG (Germany)	1,530	201,587
Smiths Group PLC (United Kingdom)	781	17,446
Toshiba Corp. (Japan)*	12,700	38,126
		5,511,029
Insurance 1.2%
Admiral Group PLC (United Kingdom)	447	11,234
Aegon NV (Netherlands)	3,648	21,781
Ageas (Belgium)	374	18,828
AIA Group Ltd. (Hong Kong)	24,100	209,945
Allianz SE (Germany)	881	181,535
Allstate Corp. (The)	20,800	1,898,416
American Equity Investment Life Holding Co.	6,400	230,400
Assicurazioni Generali SpA (Italy)	2,374	39,689
Aviva PLC (United Kingdom)	8,067	53,525
AXA SA (France)	3,850	94,070
Baldwin & Lyons, Inc. (Class B Stock)	800	19,520
Baloise Holding AG (Switzerland)	105	15,231
CNA Financial Corp.	900	41,112
CNO Financial Group, Inc.	7,800	148,512
CNP Assurances (France)	354	8,043
Dai-ichi Life Holdings, Inc. (Japan)	2,227	39,635
Direct Line Insurance Group PLC (United Kingdom)	2,971	13,407
FBL Financial Group, Inc. (Class A Stock)	500	39,375
First American Financial Corp.	4,700	243,084
Genworth Financial, Inc. (Class A Stock)*	24,100	108,450
Gjensidige Forsikring ASA (Norway)	423	6,925
Hannover Rueck SE (Germany)	121	15,043
Hanover Insurance Group, Inc. (The)	200	23,912
Insurance Australia Group Ltd. (Australia)	4,738	29,891
Japan Post Holdings Co. Ltd. (Japan)	3,200	35,020
Legal & General Group PLC (United Kingdom)	11,920	41,694
Mapfre SA (Spain)	2,259	6,790
Medibank Private Ltd. (Australia)	5,681	12,267

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
MetLife, Inc.	46,500	$ 2,027,400
MS&AD Insurance Group Holdings, Inc. (Japan)	990	30,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	312	65,596
National General Holdings Corp.	7,600	200,108
National Western Life Group, Inc. (Class A Stock)	60	18,436
NN Group NV (Netherlands)	590	23,928
Old Republic International Corp.	16,400	326,524
Poste Italiane SpA (Italy), 144A	940	7,846
Prudential PLC (United Kingdom)	5,157	117,561
QBE Insurance Group Ltd. (Australia)	2,677	19,272
RSA Insurance Group PLC (United Kingdom)	1,969	17,609
Sampo OYJ (Finland) (Class A Stock)	881	42,905
SCOR SE (France)	309	11,427
Sompo Holdings, Inc. (Japan)	625	25,219
Sony Financial Holdings, Inc. (Japan)	300	5,716
Suncorp Group Ltd. (Australia)	2,560	27,608
Swiss Life Holding AG (Switzerland)*	69	23,926
Swiss Re AG (Switzerland)	641	55,965
T&D Holdings, Inc. (Japan)	1,100	16,498
Tokio Marine Holdings, Inc. (Japan)	1,370	64,093
Tryg A/S (Denmark)	242	5,667
Unum Group	13,800	510,462
Zurich Insurance Group AG (Switzerland)	303	89,606
		7,341,454
Internet & Direct Marketing Retail 1.8%
1-800-Flowers.com, Inc. (Class A Stock)*	5,200	65,260
Amazon.com, Inc.*	3,500	5,949,300
Booking Holdings, Inc.*	600	1,216,254
FTD Cos., Inc.*	2,300	10,672
Groupon, Inc.*	33,300	143,190
Netflix, Inc.*	6,500	2,544,295
Qurate Retail, Inc.*	48,500	1,029,170
Rakuten, Inc. (Japan)	1,910	12,892
Start Today Co. Ltd. (Japan)	400	14,472
Zalando SE (Germany), 144A*	216	12,038
		10,997,543
Internet Software & Services 3.4%
Alphabet, Inc. (Class A Stock)*	3,700	4,178,003
Alphabet, Inc. (Class C Stock)*	5,615	6,264,375
Appfolio, Inc. (Class A Stock)*	500	30,575
Auto Trader Group PLC (United Kingdom), 144A	1,940	10,873

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet Software & Services (cont’d.)
Blucora, Inc.*	6,300	$ 233,100
Brightcove, Inc.*	3,500	33,775
Care.com, Inc.*	3,100	64,728
Delivery Hero AG (Germany), 144A*	186	9,859
Dena Co. Ltd. (Japan)	200	3,745
eBay, Inc.*	10,500	380,730
Endurance International Group Holdings, Inc.*	12,500	124,375
Envestnet, Inc.*	3,500	192,325
Etsy, Inc.*	7,700	324,863
Facebook, Inc. (Class A Stock)*	41,200	8,005,984
Kakaku.com, Inc. (Japan)	300	6,755
OneMarket Ltd. (Australia)*	191	181
REA Group Ltd. (Australia)	94	6,309
SPS Commerce, Inc.*	2,800	205,744
United Internet AG (Germany)	254	14,501
XO Group, Inc.*	5,000	160,000
Yahoo Japan Corp. (Japan)	3,156	10,455
Yelp, Inc.*	5,400	211,572
		20,472,827
IT Services 2.1%
Accenture PLC (Class A Stock)	17,500	2,862,825
Amadeus IT Group SA (Spain)	878	69,039
Atos SE (France)	198	26,924
Automatic Data Processing, Inc.	8,100	1,086,534
Booz Allen Hamilton Holding Corp.	4,400	192,412
CACI International, Inc. (Class A Stock)*	1,500	252,825
Capgemini SE (France)	317	42,481
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,527,680
Computershare Ltd. (Australia)	941	12,819
Fujitsu Ltd. (Japan)	3,800	22,996
Hackett Group, Inc. (The)	1,500	24,105
MAXIMUS, Inc.	1,600	99,376
Nomura Research Institute Ltd. (Japan)	202	9,773
NTT Data Corp. (Japan)	1,245	14,321
Obic Co. Ltd. (Japan)	140	11,566
Otsuka Corp. (Japan)	220	8,612
Science Applications International Corp.	600	48,558
Sykes Enterprises, Inc.*	2,100	60,438
Syntel, Inc.*	3,100	99,479
Travelport Worldwide Ltd.	6,800	126,072
Virtusa Corp.*	2,200	107,096

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)	38,100	$ 5,046,345
Wirecard AG (Germany)	238	38,085
		12,790,361
Leisure Products 0.1%
Bandai Namco Holdings, Inc. (Japan)	400	16,477
Johnson Outdoors, Inc. (Class A Stock)	1,000	84,530
MCBC Holdings, Inc.*	3,000	86,850
Sankyo Co. Ltd. (Japan)	50	1,955
Sega Sammy Holdings, Inc. (Japan)	400	6,846
Shimano, Inc. (Japan)	150	22,012
Vista Outdoor, Inc.*	10,600	164,194
Yamaha Corp. (Japan)	300	15,569
		398,433
Life Sciences Tools & Services 0.5%
Bruker Corp.	2,700	78,408
Eurofins Scientific SE (Luxembourg)	23	12,756
Illumina, Inc.*	8,800	2,457,752
Lonza Group AG (Switzerland)*	153	40,430
Medpace Holdings, Inc.*	4,100	176,300
QIAGEN NV*	463	16,783
Thermo Fisher Scientific, Inc.	600	124,284
		2,906,713
Machinery 1.4%
Alfa Laval AB (Sweden)	631	14,897
Alstom SA (France)	324	14,865
Amada Holdings Co. Ltd. (Japan)	700	6,718
ANDRITZ AG (Austria)	139	7,367
Atlas Copco AB (Sweden) (Class A Stock)	1,344	38,923
Atlas Copco AB (Sweden) (Class B Stock)	789	20,555
Blue Bird Corp.*	600	13,410
Caterpillar, Inc.	18,900	2,564,163
CNH Industrial NV (United Kingdom)	2,013	21,264
Cummins, Inc.	12,300	1,635,900
Daifuku Co. Ltd. (Japan)	200	8,738
Epiroc AB (Sweden) (Class A Stock)*	1,344	14,104
Epiroc AB (Sweden) (Class B Stock)*	789	7,223
FANUC Corp. (Japan)	380	75,321
Federal Signal Corp.	2,300	53,567
GEA Group AG (Germany)	334	11,249

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Global Brass & Copper Holdings, Inc.	4,900	$ 153,615
Harsco Corp.*	9,000	198,900
Hillenbrand, Inc.	1,300	61,295
Hino Motors Ltd. (Japan)	500	5,332
Hitachi Construction Machinery Co. Ltd. (Japan)	200	6,484
Hoshizaki Corp. (Japan)	100	10,106
IHI Corp. (Japan)	270	9,392
Illinois Tool Works, Inc.	12,000	1,662,480
JTEKT Corp. (Japan)	400	5,429
Kawasaki Heavy Industries Ltd. (Japan)	260	7,647
KION Group AG (Germany)	140	10,049
Komatsu Ltd. (Japan)	1,800	51,243
Kone OYJ (Finland) (Class B Stock)	671	34,117
Kubota Corp. (Japan)	2,000	31,390
Kurita Water Industries Ltd. (Japan)	200	5,696
Makita Corp. (Japan)	450	20,130
MAN SE (Germany)	66	7,468
Metso OYJ (Finland)	227	7,572
Milacron Holdings Corp.*	7,100	134,403
Minebea Mitsumi, Inc. (Japan)	800	13,481
MISUMI Group, Inc. (Japan)	600	17,457
Mitsubishi Heavy Industries Ltd. (Japan)	600	21,811
Mueller Industries, Inc.	4,800	141,648
Nabtesco Corp. (Japan)	200	6,145
NGK Insulators Ltd. (Japan)	500	8,884
NSK Ltd. (Japan)	800	8,234
Oshkosh Corp.	2,600	182,832
PACCAR, Inc.	13,200	817,872
Sandvik AB (Sweden)	2,259	39,896
Schindler Holding AG (Switzerland)	40	8,403
Schindler Holding AG (Switzerland), (Part. Cert.)	87	18,679
SKF AB (Sweden) (Class B Stock)	776	14,366
SMC Corp. (Japan)	110	40,270
SPX FLOW, Inc.*	2,900	126,933
Sumitomo Heavy Industries Ltd. (Japan)	240	8,086
THK Co. Ltd. (Japan)	250	7,138
TriMas Corp.*	800	23,520
Volvo AB (Sweden) (Class B Stock)	3,074	48,855
Wabash National Corp.	4,600	85,836
Wartsila OYJ Abp (Finland)	861	16,856
Weir Group PLC (The) (United Kingdom)	485	12,737
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	3,177
		8,604,128

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine 0.0%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	8	$ 9,454
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	13	16,082
Kuehne + Nagel International AG (Switzerland)	112	16,814
Mitsui OSK Lines Ltd. (Japan)	220	5,291
Nippon Yusen Kk (Japan)	290	5,745
		53,386
Media 1.0%
Axel Springer SE (Germany)	94	6,793
Comcast Corp. (Class A Stock)	98,600	3,235,066
CyberAgent, Inc. (Japan)	200	11,995
Dentsu, Inc. (Japan)	400	18,935
Eutelsat Communications SA (France)	377	7,802
Hakuhodo DY Holdings, Inc. (Japan)	460	7,375
Informa PLC (United Kingdom)	2,539	27,909
ITV PLC (United Kingdom)	7,198	16,456
JCDecaux SA (France)	176	5,877
News Corp. (Class A Stock)	78,500	1,216,750
Pearson PLC (United Kingdom)	1,601	18,645
ProSiebenSat.1 Media SE (Germany)	460	11,640
Publicis Groupe SA (France)	420	28,821
RTL Group SA (Luxembourg)	70	4,744
Schibsted ASA (Norway) (Class B Stock)	194	5,473
SES SA (Luxembourg)	736	13,454
Sinclair Broadcast Group, Inc. (Class A Stock)	3,600	115,740
Singapore Press Holdings Ltd. (Singapore)	3,000	5,717
Sky PLC (United Kingdom)	2,079	40,039
TEGNA, Inc.	30,500	330,925
Telenet Group Holding NV (Belgium)*	110	5,121
Toho Co. Ltd. (Japan)	200	6,699
Townsquare Media, Inc. (Class A Stock)	1,600	10,352
tronc, Inc.*	2,000	34,560
Viacom, Inc. (Class B Stock)	23,700	714,792
Vivendi SA (France)	2,067	50,565
Walt Disney Co. (The)	1,300	136,253
WPP PLC (United Kingdom)	2,525	39,672
		6,128,170
Metals & Mining 0.7%
Alcoa Corp.*	2,600	121,888
Alumina Ltd. (Australia)	4,444	9,196
Anglo American PLC (South Africa)	2,135	47,399
Antofagasta PLC (Chile)	866	11,251

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
ArcelorMittal (Luxembourg)	1,329	$ 38,775
BHP Billiton Ltd. (Australia)	6,424	160,741
BHP Billiton PLC (Australia)	4,188	93,989
BlueScope Steel Ltd. (Australia)	1,112	14,192
Boliden AB (Sweden)	544	17,557
Commercial Metals Co.	800	16,888
Fortescue Metals Group Ltd. (Australia)	2,922	9,488
Freeport-McMoRan, Inc.	114,200	1,971,092
Fresnillo PLC (Mexico)	403	6,073
Glencore PLC (Switzerland)*	22,974	109,076
Hitachi Metals Ltd. (Japan)	400	4,147
JFE Holdings, Inc. (Japan)	1,000	18,888
Kobe Steel Ltd. (Japan)	610	5,574
Maruichi Steel Tube Ltd. (Japan)	100	3,389
Materion Corp.	2,800	151,620
Mitsubishi Materials Corp. (Japan)	210	5,761
Newcrest Mining Ltd. (Australia)	1,601	25,996
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	29,744
Norsk Hydro ASA (Norway)	2,673	15,956
Nucor Corp.	9,400	587,500
Olympic Steel, Inc.	1,700	34,697
Randgold Resources Ltd. (United Kingdom)	182	14,008
Rio Tinto Ltd. (Australia)	836	51,653
Rio Tinto PLC (Australia)	2,404	132,505
South32 Ltd. (Australia)	10,231	27,320
Steel Dynamics, Inc.	11,900	546,805
Sumitomo Metal Mining Co. Ltd. (Japan)	500	19,083
SunCoke Energy, Inc.*	10,500	140,700
thyssenkrupp AG (Germany)	864	20,943
voestalpine AG (Austria)	244	11,220
		4,475,114
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	37,100	381,759
Exantas Capital Corp.	3,750	38,175
Ladder Capital Corp.	12,600	196,812
Western Asset Mortgage Capital Corp.	8,500	88,570
		705,316
Multiline Retail 0.7%
Don Quijote Holdings Co. Ltd. (Japan)	200	9,600
Harvey Norman Holdings Ltd. (Australia)	1,203	2,956
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	8,733

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
J. Front Retailing Co. Ltd. (Japan)	450	$ 6,836
Kohl’s Corp.	24,000	1,749,600
Macy’s, Inc.	54,900	2,054,907
Marks & Spencer Group PLC (United Kingdom)	3,059	11,883
Marui Group Co. Ltd. (Japan)	400	8,414
Next PLC (United Kingdom)	286	22,765
Ryohin Keikaku Co. Ltd. (Japan)	50	17,566
Takashimaya Co. Ltd. (Japan)	600	5,133
		3,898,393
Multi-Utilities 0.3%
AGL Energy Ltd. (Australia)	1,277	21,248
CenterPoint Energy, Inc.	37,200	1,030,812
Centrica PLC (United Kingdom)	11,268	23,397
E.ON SE (Germany)	4,343	46,273
Engie SA (France)	3,607	55,174
Innogy SE (Germany), 144A	261	11,151
MDU Resources Group, Inc.	13,900	398,652
National Grid PLC (United Kingdom)	6,712	74,175
NorthWestern Corp.	2,200	125,950
RWE AG (Germany)	1,000	22,724
Suez (France)	715	9,249
Veolia Environnement SA (France)	1,085	23,185
		1,841,990
Oil, Gas & Consumable Fuels 3.6%
Adams Resources & Energy, Inc.	300	12,900
Aker BP ASA (Norway)	219	8,056
Anadarko Petroleum Corp.	38,300	2,805,475
BP PLC (United Kingdom)	39,843	303,146
Caltex Australia Ltd. (Australia)	492	11,840
Chevron Corp.	14,000	1,770,020
ConocoPhillips	45,600	3,174,672
Continental Resources, Inc.*	20,900	1,353,484
CVR Energy, Inc.(a)	6,000	221,940
Earthstone Energy, Inc. (Class A Stock)*	2,600	23,010
Enagas SA (Spain)	479	13,971
Eni SpA (Italy)	5,044	93,523
Equinor ASA (Norway)	2,324	61,453
Evolution Petroleum Corp.	3,100	30,535
Exxon Mobil Corp.	17,754	1,468,788
Galp Energia SGPS SA (Portugal)	979	18,624
HollyFrontier Corp.	23,700	1,621,791

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Idemitsu Kosan Co. Ltd. (Japan)	300	$ 10,668
Inpex Corp. (Japan)	2,081	21,613
JXTG Holdings, Inc. (Japan)	6,585	45,685
Koninklijke Vopak NV (Netherlands)	138	6,361
Lundin Petroleum AB (Sweden)	363	11,522
Marathon Oil Corp.	25,100	523,586
Midstates Petroleum Co., Inc.*	1,200	16,332
Neste OYJ (Finland)	257	20,107
Occidental Petroleum Corp.	16,500	1,380,720
Oil Search Ltd. (Australia)	2,929	19,243
OMV AG (Austria)	285	16,119
Origin Energy Ltd. (Australia)*	3,498	25,945
Pacific Ethanol, Inc.*	4,300	11,180
Panhandle Oil and Gas, Inc. (Class A Stock)	900	17,190
Phillips 66	5,300	595,243
Pioneer Natural Resources Co.	11,300	2,138,412
Repsol SA (Spain)	2,681	52,331
REX American Resources Corp.*	600	48,582
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,196	318,263
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,492	268,311
Santos Ltd. (Australia)*	3,542	16,405
Showa Shell Sekiyu KK (Japan)	400	5,960
Snam SpA (Italy)	4,630	19,295
TOTAL SA (France)	4,859	295,067
Valero Energy Corp.	23,400	2,593,422
WildHorse Resource Development Corp.*	7,000	177,520
Woodside Petroleum Ltd. (Australia)	1,795	47,041
		21,695,351
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	6,600	179,652
Mondi PLC (United Kingdom)	746	20,126
Oji Holdings Corp. (Japan)	1,500	9,296
Stora Enso OYJ (Finland) (Class R Stock)	1,102	21,469
UPM-Kymmene OYJ (Finland)	1,068	38,026
		268,569
Personal Products 0.3%
Beiersdorf AG (Germany)	203	23,010
Herbalife Nutrition Ltd.*	11,700	628,524
Kao Corp. (Japan)	1,000	76,222
Kobayashi Pharmaceutical Co. Ltd. (Japan)	100	8,631
Kose Corp. (Japan)	60	12,906

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
L’Oreal SA (France)	503	$ 124,003
Medifast, Inc.	1,200	192,192
Pola Orbis Holdings, Inc. (Japan)	200	8,789
Shiseido Co. Ltd. (Japan)	750	59,517
Unilever NV (United Kingdom), CVA	3,087	171,998
Unilever PLC (United Kingdom)	2,459	135,836
USANA Health Sciences, Inc.*	1,100	126,830
		1,568,458
Pharmaceuticals 2.6%
Allergan PLC	8,700	1,450,464
Astellas Pharma, Inc. (Japan)	4,000	60,874
AstraZeneca PLC (United Kingdom)	2,533	175,200
Bayer AG (Germany)	1,798	197,463
Bristol-Myers Squibb Co.	12,900	713,886
Chugai Pharmaceutical Co. Ltd. (Japan)	450	23,562
Daiichi Sankyo Co. Ltd. (Japan)	1,100	42,024
Depomed, Inc.*	15,600	104,052
Eisai Co. Ltd. (Japan)	500	35,195
GlaxoSmithKline PLC (United Kingdom)	9,918	199,956
H. Lundbeck A/S (Denmark)	134	9,392
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	8,426
Horizon Pharma PLC*	13,600	225,216
Ipsen SA (France)	73	11,418
Johnson & Johnson	27,400	3,324,716
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	10,064
Merck & Co., Inc.	47,200	2,865,040
Merck KGaA (Germany)	257	25,018
Mitsubishi Tanabe Pharma Corp. (Japan)	500	8,633
Novartis AG (Switzerland)	4,449	337,016
Novo Nordisk A/S (Denmark) (Class B Stock)	3,533	163,191
Ono Pharmaceutical Co. Ltd. (Japan)	800	18,729
Orion OYJ (Finland) (Class B Stock)	214	5,756
Otsuka Holdings Co. Ltd. (Japan)	780	37,731
Pfizer, Inc.	53,819	1,952,553
Phibro Animal Health Corp. (Class A Stock)	3,000	138,150
Prestige Brands Holdings, Inc.*	300	11,514
Recordati SpA (Italy)	203	8,044
Roche Holding AG (Switzerland)	1,405	311,711
Sanofi (France)	2,258	181,226
Santen Pharmaceutical Co. Ltd. (Japan)	750	13,047
Shionogi & Co. Ltd. (Japan)	600	30,788
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	6,341
Supernus Pharmaceuticals, Inc.*	3,100	185,535

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	$ 7,019
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	58,895
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,917	46,622
UCB SA (Belgium)	254	19,911
Vifor Pharma AG (Switzerland)	92	14,675
Zoetis, Inc.	31,300	2,666,447
		15,705,500
Professional Services 0.2%
Adecco Group AG (Switzerland)	332	19,593
Bureau Veritas SA (France)	573	15,275
CBIZ, Inc.*	2,400	55,200
Experian PLC (United Kingdom)	1,804	44,502
Heidrick & Struggles International, Inc.	1,800	63,000
ICF International, Inc.	800	56,840
Insperity, Inc.	3,100	295,275
Intertek Group PLC (United Kingdom)	329	24,738
Kforce, Inc.	1,900	65,170
Persol Holdings Co. Ltd. (Japan)	400	8,908
Randstad NV (Netherlands)	238	13,969
Recruit Holdings Co. Ltd. (Japan)	2,200	60,761
RELX NV (United Kingdom)	1,933	41,093
RELX PLC (United Kingdom)	2,105	44,952
Resources Connection, Inc.	1,900	32,110
Robert Half International, Inc.	7,300	475,230
SEEK Ltd. (Australia)	633	10,201
SGS SA (Switzerland)	11	29,229
Teleperformance (France)	114	20,121
Wolters Kluwer NV (Netherlands)	568	31,908
		1,408,075
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. (Japan)	220	3,947
Azrieli Group Ltd. (Israel)	75	3,728
CapitaLand Ltd. (Singapore)	5,100	11,804
CBRE Group, Inc. (Class A Stock)*	42,100	2,009,854
City Developments Ltd. (Singapore)	800	6,408
CK Asset Holdings Ltd. (Hong Kong)	5,357	42,408
Daito Trust Construction Co. Ltd. (Japan)	130	21,148
Daiwa House Industry Co. Ltd. (Japan)	1,100	37,424
Deutsche Wohnen SE (Germany)	714	34,482
Hang Lung Group Ltd. (Hong Kong)	2,000	5,600
Hang Lung Properties Ltd. (Hong Kong)	4,000	8,216

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Henderson Land Development Co. Ltd. (Hong Kong)	2,629	$ 13,863
HFF, Inc. (Class A Stock)	1,600	54,960
Hongkong Land Holdings Ltd. (Hong Kong)	2,500	17,875
Hulic Co. Ltd. (Japan)	700	7,471
Hysan Development Co. Ltd. (Hong Kong)	1,400	7,814
Kerry Properties Ltd. (Hong Kong)	1,500	7,168
LendLease Group (Australia)	1,188	17,394
Marcus & Millichap, Inc.*	2,200	85,822
Mitsubishi Estate Co. Ltd. (Japan)	2,400	41,897
Mitsui Fudosan Co. Ltd. (Japan)	1,800	43,359
New World Development Co. Ltd. (Hong Kong)	12,800	17,906
Nomura Real Estate Holdings, Inc. (Japan)	300	6,642
RMR Group, Inc. (The) (Class A Stock)	1,800	141,210
Sino Land Co. Ltd. (Hong Kong)	7,300	11,862
Sumitomo Realty & Development Co. Ltd. (Japan)	690	25,409
Sun Hung Kai Properties Ltd. (Hong Kong)	3,100	46,704
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	10,570
Swire Properties Ltd. (Hong Kong)	2,600	9,589
Swiss Prime Site AG (Switzerland)*	138	12,679
Tokyo Tatemono Co. Ltd. (Japan)	450	6,173
Tokyu Fudosan Holdings Corp. (Japan)	1,000	7,054
UOL Group Ltd. (Singapore)	1,054	5,886
Vonovia SE (Germany)	971	46,151
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	7,686
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,400	17,042
Wheelock & Co. Ltd. (Hong Kong)	1,400	9,729
		2,864,934
Road & Rail 0.6%
Aurizon Holdings Ltd. (Australia)	3,945	12,616
Central Japan Railway Co. (Japan)	278	57,554
ComfortDelGro Corp. Ltd. (Singapore)	4,300	7,400
Covenant Transportation Group, Inc. (Class A Stock)*	1,300	40,950
CSX Corp.	17,200	1,097,016
DSV A/S (Denmark)	375	30,188
East Japan Railway Co. (Japan)	660	63,205
Hankyu Hanshin Holdings, Inc. (Japan)	450	18,076
Keikyu Corp. (Japan)	500	8,190
Keio Corp. (Japan)	220	10,630
Keisei Electric Railway Co. Ltd. (Japan)	250	8,576
Kintetsu Group Holdings Co. Ltd. (Japan)	350	14,271
Kyushu Railway Co. (Japan)	300	9,173
MTR Corp. Ltd. (Hong Kong)	3,000	16,571
Nagoya Railroad Co. Ltd. (Japan)	400	10,318

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Nippon Express Co. Ltd. (Japan)	160	$ 11,594
Norfolk Southern Corp.	15,400	2,323,398
Odakyu Electric Railway Co. Ltd. (Japan)	550	11,795
Tobu Railway Co. Ltd. (Japan)	380	11,614
Tokyu Corp. (Japan)	1,050	18,069
West Japan Railway Co. (Japan)	300	22,087
		3,803,291
Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc.*	3,100	180,079
Amkor Technology, Inc.*	7,900	67,861
Analog Devices, Inc.	16,400	1,573,088
ASM Pacific Technology Ltd. (Hong Kong)	600	7,562
ASML Holding NV (Netherlands)	820	162,266
Broadcom, Inc.	6,400	1,552,896
Cabot Microelectronics Corp.	2,100	225,876
Diodes, Inc.*	3,000	103,410
Disco Corp. (Japan)	60	10,215
Entegris, Inc.	5,800	196,620
Infineon Technologies AG (Germany)	2,273	57,737
Intel Corp.	48,200	2,396,022
Micron Technology, Inc.*	3,500	183,540
MKS Instruments, Inc.	2,400	229,680
Nanometrics, Inc.*	2,800	99,148
NVIDIA Corp.	14,600	3,458,740
NXP Semiconductors NV (Netherlands)*	687	75,068
Renesas Electronics Corp. (Japan)*	1,700	16,619
Rohm Co. Ltd. (Japan)	200	16,713
SMART Global Holdings, Inc.*	900	28,683
STMicroelectronics NV (Switzerland)	1,384	30,729
SUMCO Corp. (Japan)	500	10,042
Texas Instruments, Inc.	21,200	2,337,300
Tokyo Electron Ltd. (Japan)	315	54,071
		13,073,965
Software 3.8%
Activision Blizzard, Inc.	32,400	2,472,768
Adobe Systems, Inc.*	12,200	2,974,482
American Software, Inc. (Class A Stock)	1,800	26,226
Aspen Technology, Inc.*	2,200	204,028
Check Point Software Technologies Ltd. (Israel)*	270	26,374
Dassault Systemes SE (France)	259	36,245
Dell Technologies, Inc. (Class V Stock)*	5,700	482,106

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Fair Isaac Corp.*	530	$ 102,460
Intuit, Inc.	13,400	2,737,687
Konami Holdings Corp. (Japan)	200	10,162
LINE Corp. (Japan)*	100	4,129
Micro Focus International PLC (United Kingdom)	868	15,061
Microsoft Corp.	97,513	9,615,757
MicroStrategy, Inc. (Class A Stock)*	400	51,100
Monotype Imaging Holdings, Inc.	3,700	75,110
Nexon Co. Ltd. (Japan)*	900	13,058
Nice Ltd. (Israel)	136	14,076
Nintendo Co. Ltd. (Japan)	230	75,079
Oracle Corp.	45,000	1,982,700
Oracle Corp. (Japan)	90	7,335
Paycom Software, Inc.*	300	29,649
Progress Software Corp.	4,800	186,336
PTC, Inc.*	9,600	900,576
Qualys, Inc.*	2,200	185,460
Rosetta Stone, Inc.*	1,300	20,839
Sage Group PLC (The) (United Kingdom)	2,075	17,138
SAP SE (Germany)	1,966	226,912
Temenos AG (Switzerland)*	122	18,347
Trend Micro, Inc. (Japan)	230	13,093
Ubisoft Entertainment SA (France)*	157	17,161
Verint Systems, Inc.*	4,800	212,880
		22,754,334
Specialty Retail 1.7%
ABC-Mart, Inc. (Japan)	60	3,279
Advance Auto Parts, Inc.	10,600	1,438,420
Asbury Automotive Group, Inc.*	600	41,130
AutoNation, Inc.*	15,600	757,848
Best Buy Co., Inc.	23,100	1,722,798
Burlington Stores, Inc.*	6,400	963,392
Chico’s FAS, Inc.	8,900	72,446
Dufry AG (Switzerland)*	68	8,648
Fast Retailing Co. Ltd. (Japan)	110	50,417
Five Below, Inc.*	2,800	273,588
Foot Locker, Inc.	4,000	210,600
Group 1 Automotive, Inc.	1,900	119,700
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,742	25,930
Hikari Tsushin, Inc. (Japan)	30	5,265
Industria de Diseno Textil SA (Spain)	2,211	75,294
J. Jill, Inc.*	12,700	118,618
Kingfisher PLC (United Kingdom)	4,263	16,671

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Michaels Cos., Inc. (The)*	17,900	$ 343,143
Murphy USA, Inc.*	2,600	193,154
Nitori Holdings Co. Ltd. (Japan)	150	23,337
Office Depot, Inc.	20,800	53,040
Party City Holdco, Inc.*	6,600	100,650
Ross Stores, Inc.	17,900	1,517,025
Shimamura Co. Ltd. (Japan)	50	4,396
Sonic Automotive, Inc. (Class A Stock)	2,100	43,260
Tailored Brands, Inc.	2,100	53,592
Tilly’s, Inc. (Class A Stock)	9,500	143,925
Ulta Beauty, Inc.*	7,200	1,680,912
USS Co. Ltd. (Japan)	400	7,605
Yamada Denki Co. Ltd. (Japan)	1,360	6,756
		10,074,839
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	49,900	9,236,989
Brother Industries Ltd. (Japan)	500	9,850
Canon, Inc. (Japan)	1,950	63,943
FUJIFILM Holdings Corp. (Japan)	750	29,252
Hewlett Packard Enterprise Co.	111,500	1,629,015
HP, Inc.	100,300	2,275,807
Konica Minolta, Inc. (Japan)	900	8,347
NEC Corp. (Japan)	510	13,976
Ricoh Co. Ltd. (Japan)	1,500	13,737
Seiko Epson Corp. (Japan)	600	10,417
Western Digital Corp.	24,100	1,865,581
		15,156,914
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (Germany)	382	83,168
Asics Corp. (Japan)	300	5,064
Burberry Group PLC (United Kingdom)	853	24,243
Cie Financiere Richemont SA (Switzerland)	1,040	87,916
Columbia Sportswear Co.	2,300	210,381
Hermes International (France)	63	38,484
Hugo Boss AG (Germany)	119	10,792
Kering SA (France)	150	84,495
Li & Fung Ltd. (Hong Kong)	11,000	4,029
Lululemon Athletica, Inc.*	16,000	1,997,600
Luxottica Group SpA (Italy)	339	21,827
LVMH Moet Hennessy Louis Vuitton SE (France)	558	185,267
Moncler SpA (Italy)	363	16,471

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Movado Group, Inc.	400	$ 19,320
Pandora A/S (Denmark)	220	15,333
Puma SE (Germany)	17	9,932
PVH Corp.	4,200	628,824
Swatch Group AG (The) (Switzerland)	63	29,823
Swatch Group AG (The) (Switzerland) Reg.	123	10,621
VF Corp.	11,400	929,328
Wolverine World Wide, Inc.	6,600	229,482
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	4,228
		4,646,628
Thrifts & Mortgage Finance 0.1%
Federal Agricultural Mortgage Corp. (Class C Stock)	600	53,688
First Defiance Financial Corp.	200	13,412
Flagstar Bancorp, Inc.*	800	27,408
Merchants Bancorp	900	25,677
MGIC Investment Corp.*	17,200	184,384
Radian Group, Inc.	2,200	35,684
Walker & Dunlop, Inc.	1,500	83,475
WSFS Financial Corp.	300	15,990
		439,718
Tobacco 0.5%
Altria Group, Inc.	45,800	2,600,982
British American Tobacco PLC (United Kingdom)	4,588	231,113
Imperial Brands PLC (United Kingdom)	1,918	71,231
Japan Tobacco, Inc. (Japan)	2,203	61,566
Swedish Match AB (Sweden)	346	17,100
		2,981,992
Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)*	261	14,133
Applied Industrial Technologies, Inc.	1,300	91,195
Ashtead Group PLC (United Kingdom)	973	28,975
BMC Stock Holdings, Inc.*	7,000	145,950
Brenntag AG (Germany)	312	17,335
Bunzl PLC (United Kingdom)	672	20,295
Ferguson PLC (Switzerland)	480	38,836
Foundation Building Materials, Inc.*	1,000	15,380
GMS, Inc.*	3,800	102,942
ITOCHU Corp. (Japan)	2,900	52,449
Marubeni Corp. (Japan)	3,200	24,363

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	2,700	$ 74,868
Mitsui & Co. Ltd. (Japan)	3,400	56,618
Rexel SA (France)	666	9,561
Rush Enterprises, Inc. (Class A Stock)*	400	17,352
Sumitomo Corp. (Japan)	2,300	37,720
Toyota Tsusho Corp. (Japan)	450	15,038
Travis Perkins PLC (United Kingdom)	523	9,800
Univar, Inc.*	6,600	173,184
Veritiv Corp.*	3,400	135,490
WESCO International, Inc.*	27,600	1,575,960
		2,657,444
Transportation Infrastructure 0.0%
Aena SME SA (Spain), 144A	130	23,536
Aeroports de Paris (France)	57	12,876
Atlantia SpA (Italy)	1,004	29,600
Auckland International Airport Ltd. (New Zealand)	2,225	10,209
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	7,408
Getlink Se (France)	987	13,531
Japan Airport Terminal Co. Ltd. (Japan)	100	4,677
Kamigumi Co. Ltd. (Japan)	200	4,151
SATS Ltd. (Singapore)	1,300	4,762
Sydney Airport (Australia)	2,078	11,001
Transurban Group (Australia)	4,541	40,212
		161,963
Water Utilities 0.0%
Severn Trent PLC (United Kingdom)	452	11,785
SJW Group	1,900	125,818
United Utilities Group PLC (United Kingdom)	1,384	13,914
		151,517
Wireless Telecommunication Services 0.1%
1&1 Drillisch AG (Germany)	105	5,956
KDDI Corp. (Japan)	3,600	98,442
Millicom International Cellular SA (Colombia)	146	8,581
NTT DOCOMO, Inc. (Japan)	2,704	68,904
SoftBank Group Corp. (Japan)	1,630	116,395

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
Tele2 AB (Sweden) (Class B Stock)	718	$ 8,410
Vodafone Group PLC (United Kingdom)	53,227	128,931
		435,619
Total Common Stocks (cost $292,559,379)		370,687,671
Exchange Traded Fund 0.1%
iShares MSCI EAFE ETF (cost $593,072)	10,900	729,973
Preferred Stocks 0.1%
Auto Components 0.0%
Schaeffler AG (Germany) (PRFC)	295	3,829
Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	122	9,705
Porsche Automobil Holding SE (Germany) (PRFC)	310	19,684
Volkswagen AG (Germany) (PRFC)	372	61,458
		90,847
Banks 0.1%
Citigroup Capital XIII 8.729%, (Capital Security, fixed to floating preferred)	3,000	81,300
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	5,000	130,600
		211,900
Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	151	7,430
Health Care Equipment & Supplies 0.0%
Sartorius AG (Germany) (PRFC)	72	10,718
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	357	45,553
Total Preferred Stocks (cost $315,130)		370,277

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Banks 0.0%
Intesa Sanpaolo SpA (Italy) expiring 08/01/18*	29,533	$ 0
Biotechnology 0.0%
DYAX Corp. CVR ^*	900	3,555
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA (Spain) expiring 07/06/2018*	488	503
Oil, Gas & Consumable Fuels 0.0%
Repsol SA (Spain) expiring 07/09/2018*	2,681	1,522
Total Rights (cost $2,281)		5,580

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.9%
Automobiles 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C	2.410%	07/08/22	200	196,781
Series 2017-03, Class C	2.690	06/18/23	170	167,200
Series 2017-04, Class C	2.600	09/18/23	300	294,598
Series 2018-01, Class C	3.500	01/18/24	300	301,335
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-01A, Class A, 144A	1.920	09/20/19	150	149,856
Series 2015-01A, Class A, 144A	2.500	07/20/21	800	788,128
Series 2015-02A, Class A, 144A	2.630	12/20/21	400	395,047
Series 2018-01A, Class A, 144A	3.700	09/20/24	400	401,779

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	300	299,201
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A	1.740	02/22/22	147	146,005
Series 2017-01, Class A2, 144A	2.130	07/20/22	374	371,498
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,100	1,077,217
Series 2017-02, Class A, 144A	2.360	03/15/29	1,000	964,510
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A	2.480	09/15/24	700	681,938

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust A, (cont’d.)
Series 2018-02, Class A	3.170%	03/15/25	2,100	$ 2,093,912

Hertz Vehicle Financing II LP, Series 2016-01A, Class A, 144A	2.320	03/25/20	400	398,276
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class A, 144A	2.040	01/15/21	0	542
Series 2017-01A, Class A, 144A	2.160	10/15/20	792	788,551
Series 2017-02A, Class B, 144A	2.550	11/14/23	900	888,131
Series 2017-02A, Class C, 144A	2.820	07/14/24	200	196,911
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C	2.960	03/15/24	200	198,037
Series 2018-02, Class C	3.350	07/17/23	170	170,039
				10,969,492
Collateralized Loan Obligations 1.6%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838(c)	10/15/28	250	250,379
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-08A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009(c)	07/28/28	500	500,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608(c)	07/16/29	250	250,614
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.400(c)	05/17/31	1,000	999,931
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	3.789(c)	10/20/29	250	251,010
Carlyle Global Market Strategies CLO Ltd., Series 2012-04A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.809(c)	01/20/29	250	250,827
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.589(c)	04/20/31	250	250,405
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.383(c)	04/30/31	1,000	999,853
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	07/15/26	250	249,959

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ECP CLO Ltd. (Cayman Islands), Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.798%(c)	07/15/26	250	$ 249,873
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.859(c)	07/20/27	350	349,939
KVK CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26	250	249,509
OZLM Funding Ltd. (Cayman Islands), Series 2012-02A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.799(c)	10/30/27	250	250,594
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.849(c)	01/20/29	750	752,264
OZLM XX Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.210(c)	04/20/31	1,500	1,501,341
Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.845(c)	12/20/28	250	250,695
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.700%	4.059(c)	07/20/28	250	250,000
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	3.898(c)	01/15/29	500	501,611
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A, 144A, 3 Month LIBOR + 1.750%	4.105(c)	04/18/28	500	502,041
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.060(c)	10/25/28	500	500,000

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009(c)	10/20/28	250	250,553
				9,611,398
Consumer Loans 0.3%
Onemain Financial Issuance Trust, Series 2018-01A, Class A, 144A	3.300	03/14/29	190	189,322
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A	2.570	07/18/25	62	62,396

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.857%(c)	09/14/32	500	$ 501,468

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	225	223,859
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	503	502,998
Series 2017-AA, Class A, 144A	2.680	07/15/30	500	491,775
				1,971,818
Credit Cards 0.4%
American Express Credit Account Master Trust, Series 2017-05, Class A, 1 Month LIBOR + 0.380%	2.453(c)	02/18/25	300	301,520
Chase Issuance Trust, Series 2017-A02, Class A, 1 Month LIBOR + 0.400%	2.473(c)	03/15/24	400	402,149
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490%	2.515(c)	12/07/23	700	705,142
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	2.704(c)	04/22/26	500	506,590

Discover Card Execution Note Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	2.673(c)	12/15/26	300	303,081
				2,218,482
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	500	487,957
Series 2017-B, Class A4, 144A	2.410	11/15/24	300	292,349
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	386,004
Series 2018-A, Class A4, 144A	3.390	01/10/25	300	299,957
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	99,982
				1,566,249
Home Equity Loans 0.1%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%	3.741(c)	03/25/33	20	20,096

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%	2.991%(c)	07/25/32	25	$ 25,027
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%	3.366(c)	09/25/32	51	50,739

New Residential Mortgage Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	343	345,475
RASC Series Trust, Series 2004-KS02, Class MI1	4.710(cc)	03/25/34	22	21,392
				462,729
Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-03A, Class A, 144A	2.200	10/20/30	96	95,914
Residential Mortgage-Backed Securities 0.9%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.441(c)	10/25/37	348	351,199
Credit Suisse Mortgage Trust, Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.132(c)	12/26/46	615	628,711
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB06, Class A3	3.763(cc)	07/25/35	44	44,289
CSMC Trust, Series 2018-3R, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	296	295,503
CWABS, Inc., Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	2.841(c)	03/25/34	176	177,132
Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.617(cc)	07/25/34	44	43,515
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	517	506,523
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	525	521,869
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	1,185	1,155,954
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	2.691(c)	02/25/57	811	811,780

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2017-06, Class A1, 144A	2.750%(cc)	10/25/57	738	$ 718,959

VOLT LVII LLC, Series 2017-NPL04, Class A1, 144A	3.375	04/25/47	48	47,642
VOLT LX LLC, Series 2017-NPL07, Class A1, 144A	3.250	06/25/47	66	65,894
				5,368,970
Student Loans 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	518	506,743
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	385	383,678
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	300	292,989
Series 2018-B, Class A2FX, 144A	3.540	05/25/43	500	502,377

Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190	02/18/42	700	692,578
Navient Student Loan Trust, Series 2016-02A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.841(c)	06/25/65	28	28,166
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47	468	466,129
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	700	699,502
				3,572,162
Total Asset-Backed Securities (cost $36,023,343)				35,837,214
Commercial Mortgage-Backed Securities 6.6%
BANK, Series 2017-BNK04, Class A3,	3.362	05/15/50	1,000	974,754
Benchmark Mortgage Trust, Series 2018-B03, Class A4,	3.761	04/10/51	800	803,150
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3,	2.815	04/10/46	99	96,532
Series 2014-GC21, Class A4,	3.575	05/10/47	398	400,241
Series 2015-GC29, Class A3,	2.935	04/10/48	410	395,968
Series 2015-P01, Class A4,	3.462	09/15/48	600	595,132
Series 2017-P08, Class A3,	3.203	09/15/50	1,000	963,647
Commercial Mortgage Trust,
Series 2013-CR07, Class A3,	2.929	03/10/46	151	148,295
Series 2013-CR08, Class A4,	3.334	06/10/46	600	599,568

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-CR15, Class A2,	2.928%	02/10/47	357	$ 357,360
Series 2014-CR18, Class A4,	3.550	07/15/47	400	400,784
Series 2014-UBS03, Class A2,	2.844	06/10/47	300	299,905
Series 2014-UBS04, Class A4,	3.420	08/10/47	700	695,708
Series 2015-LC21, Class A3,	3.445	07/10/48	700	691,215
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3,	3.231	06/15/57	800	781,598
Series 2017-C08, Class A3,	3.127	06/15/50	800	761,960

DBJPM 16-C1 Mortgage Trust, Series 2016-C01, Class A3A,	3.015	05/10/49	800	768,721
Fannie Mae-Aces,
Series 2015-M10, Class A2,	3.092(cc)	04/25/27	800	774,449
Series 2015-M17, Class A2,	3.036(cc)	11/25/25	500	489,714
Series 2017-M01, Class A2,	2.498(cc)	10/25/26	300	279,429
Series 2017-M04, Class A2,	2.683(cc)	12/25/26	1,750	1,646,643
Series 2017-M08, Class A2,	3.061(cc)	05/25/27	1,250	1,212,997
Series 2018-M04, Class A2,	3.144(cc)	03/25/28	700	677,152
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO,	1.553(cc)	05/25/22	2,731	122,735
Series K021, Class X1, IO,	1.590(cc)	06/25/22	827	39,352
Series K025, Class X1, IO,	0.986(cc)	10/25/22	1,404	43,638
Series K030, Class A2,	3.250(cc)	04/25/23	300	302,084
Series K055, Class X1, IO,	1.501(cc)	03/25/26	2,315	200,017
Series K064, Class AM,	3.327(cc)	03/25/27	900	892,086
Series K068, Class AM,	3.315	08/25/27	900	886,517
Series K069, Class A2,	3.187(cc)	09/25/27	750	734,626
Series K069, Class AM,	3.248(cc)	09/25/27	150	147,287
Series K070, Class A2,	3.303(cc)	11/25/27	1,225	1,210,871
Series K070, Class AM,	3.364(cc)	12/25/27	225	222,912
Series K072, Class A2,	3.444	12/25/27	300	300,081
Series K074, Class A2,	3.600	01/25/28	1,950	1,974,881
Series K075, Class AM,	3.650(cc)	02/25/28	575	581,886
Series K076, Class A2,	3.900	04/25/28	1,400	1,448,886
Series K076, Class AM,	3.900	04/25/28	425	438,158
Series K077, Class A2,	3.850(cc)	05/25/28	830	857,366
Series K077, Class AM,	3.850(cc)	05/25/28	160	164,373
Series K710, Class X1, IO,	1.859(cc)	05/25/19	2,210	22,253
Series K711, Class X1, IO,	1.800(cc)	07/25/19	2,290	23,796
Series KS03, Class A4,	3.161(cc)	05/25/25	300	297,500
Series W5FX, Class AFX,	3.214(cc)	04/25/28	380	373,029

GS Mortgage Securities Trust, Series 2015-GC28, Class A4,	3.136	02/10/48	400	389,894

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3,	3.139%	06/15/45	47	$ 47,118
Series 2012-LC09, Class A4,	2.611	12/15/47	200	196,719
Series 2013-C10, Class A4,	2.875	12/15/47	204	201,441
Series 2013-C16, Class A2,	3.070	12/15/46	246	245,703
Series 2013-LC11, Class A4,	2.694	04/15/46	144	140,573
Series 2017-JP07, Class ASB,	3.241	09/15/50	400	391,191
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3,	2.863	12/15/48	180	176,335
Series 2015-C23, Class A3,	3.451	07/15/50	600	593,896
Series 2015-C25, Class A4,	3.372	10/15/48	700	688,810
Series 2016-C29, Class A3,	3.058	05/15/49	800	766,506

Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3,	2.531	08/15/49	1,300	1,197,816
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB,	3.264	08/15/50	500	492,692
Series 2017-C05, Class A4,	3.212	11/15/50	1,000	957,243
Series 2018-C09, Class A3,	3.854	03/15/51	400	401,468
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4,	2.792	12/10/45	200	196,025
Series 2013-C05, Class A3,	2.920	03/10/46	476	468,084
Series 2013-C06, Class A3,	2.971	04/10/46	200	196,381
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4,	3.498	07/15/58	800	796,572
Series 2016-C33, Class A3,	3.162	03/15/59	900	871,478
Series 2016-C34, Class A3,	2.834	06/15/49	800	757,821
Series 2016-C35, Class A3,	2.674	07/15/48	1,200	1,119,348
Series 2016-NXS06, Class A3,	2.642	11/15/49	1,500	1,392,858
Series 2017-C38, Class A4,	3.190	07/15/50	700	672,421

Total Commercial Mortgage-Backed Securities (cost $40,710,025)				39,457,649
Corporate Bonds 11.3%
Aerospace & Defense 0.1%
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20	335	334,636
Gtd. Notes	3.000	05/11/21	405	403,699
				738,335
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222	08/15/24	570	539,923

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	110	$ 115,543
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125	06/23/19	50	52,410
				707,876
Airlines 0.2%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	195	189,158
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	4	4,334
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	79	83,030
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	89	89,195
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	51	55,899
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	96	97,135
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	205	203,650
Sr. Unsec’d. Notes	3.400	04/19/21	200	199,099

United Airlines 2014-1 Class A Pass-Through Trust,	4.000	10/11/27	75	75,149
				996,649
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749(c)	04/12/21	80	80,270
Gtd. Notes, 144A	3.100	04/12/21	105	104,345
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.100	05/04/20	200	199,594
Gtd. Notes, 144A	3.350	05/04/21	330	328,718
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	175	151,255
Sr. Unsec’d. Notes	5.291	12/08/46	365	338,257

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336%	03/18/21	206	$ 204,153
Sr. Unsec’d. Notes	5.875	08/02/21	200	212,024
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	159,346
Sr. Unsec’d. Notes	6.250	10/02/43	135	139,901
Sr. Unsec’d. Notes	6.600	04/01/36	80	86,586
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.187(c)	04/09/21	160	160,832
Gtd. Notes	3.550	04/09/21	120	119,611
Gtd. Notes	3.950	04/13/24	500	489,303

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	556,158
				3,330,353
Banks 3.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	195,598
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625	04/28/21	230	228,328
Bank of America Corp.,
Sr. Unsec’d. Notes	3.004	12/20/23	286	277,288
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	250	246,332
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	160	152,758
Sr. Unsec’d. Notes, MTN	3.499	05/17/22	490	489,832
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	675	658,426
Sr. Unsec’d. Notes, MTN	4.100	07/24/23	130	132,142
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	620	630,205
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	175	170,852
Sub. Notes, MTN	4.450	03/03/26	365	365,846
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.802(c)	04/13/21	200	200,372
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	100	99,601
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	550	516,248
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	166,149
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	194,253
Sr. Unsec’d. Notes, MTN	4.972	05/16/29	400	396,287

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	265,465

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500%	05/12/20	375	$ 369,682
Sr. Unsec’d. Notes	3.450	04/30/21	750	748,270

Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	690	689,748
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	280	288,400
Jr. Sub. Notes, Series R	6.125	12/31/49	150	156,563
Jr. Sub. Notes, Series T	6.250	12/31/49	105	108,938
Sr. Unsec’d. Notes	3.200	10/21/26	525	488,213
Sr. Unsec’d. Notes	3.668	07/24/28	290	275,909
Sr. Unsec’d. Notes	3.700	01/12/26	200	193,850
Sub. Notes	4.400	06/10/25	540	537,050
Sub. Notes	4.450	09/29/27	195	191,808
Sub. Notes	4.750	05/18/46	55	52,301

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	212,791
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	191,987
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	240,898
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	307,906
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200	06/05/20	230	230,670
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	12/31/49	265	269,637
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,445
Sr. Unsec’d. Notes	3.814	04/23/29	195	185,472
Sr. Unsec’d. Notes	3.850	01/26/27	410	393,734
Sr. Unsec’d. Notes	4.223	05/01/29	860	847,023
Sr. Unsec’d. Notes	5.750	01/24/22	250	267,541
Sub. Notes	6.750	10/01/37	275	326,381

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.926(c)	05/18/21	345	345,503
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.829(c)	12/31/49	300	302,250
Sr. Unsec’d. Notes	2.950	10/01/26	210	195,068
Sr. Unsec’d. Notes	3.200	06/15/26	750	709,191
Sr. Unsec’d. Notes	3.509	01/23/29	265	251,076
Sr. Unsec’d. Notes	3.782	02/01/28	480	468,314
Sr. Unsec’d. Notes	4.005	04/23/29	560	552,533

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes	3.875%	09/10/24	90	$ 89,165

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	04/26/21	750	748,242
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300	05/07/21	200	199,645
Gtd. Notes, 144A, MTN	5.800	01/13/20	195	202,380

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375	03/22/28	275	271,292
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	12/31/49	125	126,641
Sr. Unsec’d. Notes	4.375	01/22/47	360	343,788
Sr. Unsec’d. Notes, GMTN	3.125	01/23/23	45	43,908
Sr. Unsec’d. Notes, GMTN	3.772	01/24/29	380	366,065
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	364,212
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	60	63,491
Sr. Unsec’d. Notes, MTN	3.591	07/22/28	285	270,877
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	90	83,392
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	285	293,679

Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875	09/17/18	260	259,662
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.749(c)	04/30/21	370	369,875
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	980	979,577

State Street Corp., Jr. Sub. Notes	5.250	12/29/49	190	195,178
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.703(c)	01/17/20	290	289,994
Gtd. Notes	2.450	01/10/19	250	249,748
				21,643,945
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.000	01/17/43	120	109,005
Gtd. Notes	4.700	02/01/36	190	192,574

Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	3.551	05/25/21	190	190,168
				491,747

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	144	$ 142,386
Building Materials 0.0%
Griffon Corp., Gtd. Notes	5.250	03/01/22	65	63,239
Owens Corning, Gtd. Notes	4.200	12/15/22	90	90,220
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	120	118,500
				271,959
Chemicals 0.2%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	79,425
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	640	617,978
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	67	102,846
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	55	55,606
Sr. Unsec’d. Notes	5.625	11/15/43	60	60,439

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	117,306
				1,033,600
Commercial Services 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	820	774,095
Gtd. Notes, 144A	7.000	10/15/37	20	24,994

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	245,854
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	200	185,190
Gtd. Notes	5.875	09/15/26	65	65,650
				1,295,783
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	2.850	05/11/24	1,045	1,011,731

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Apple, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.250%	02/23/26	330	$ 322,112

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	145	145,365
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18	34	34,049
Sr. Unsec’d. Notes, 144A	2.100	10/04/19	70	69,119

Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	90	90,229
				1,672,605
Diversified Financial Services 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	150	150,894
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	720	720,858
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27	250	240,375
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	488,740
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	67,396
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)	5.250	02/06/12	345	10,523
Sr. Unsec’d. Notes(d)	6.875	05/02/18	100	3,100

Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	248,576
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	383,026
U.S. Gov’t. Gtd. Notes	2.450	07/15/24	65	63,021

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	123,682
				2,500,191
Electric 1.1%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	146,071
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	117	144,296

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	150	$ 149,642
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.	2.400	09/01/26	170	155,104
General Ref. Mtge.	6.950	03/15/33	120	156,666

Commonwealth Edison Co., First Mortgage	3.750	08/15/47	530	496,406
Dominion Energy, Inc., Jr. Sub. Notes	4.104	04/01/21	400	405,580
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21	200	215,970
DTE Electric Co., General Ref. Mtge.	3.750	08/15/47	505	476,761
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	68,298
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	189,141
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	153,379
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	500	476,413
Eversource Energy, Sr. Unsec’d. Notes	4.500	11/15/19	90	91,647
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	225	230,286
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	55,962
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	72,378
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	35,460
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	230	249,525
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	225,990

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	286,544
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	101,876
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	175	175,996
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400	08/15/24	1,020	953,403

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	$ 35,760
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	154,630
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	230,663
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	230,179
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750	05/07/19	200	199,354
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	112,056
				6,675,436
Electronics 0.0%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	150	148,356
Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	188,500
Food 0.3%
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.893(c)	04/16/21	920	921,367
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	220	198,115
Gtd. Notes	3.375	06/15/21	250	250,415
Gtd. Notes	4.375	06/01/46	60	51,906
Gtd. Notes	5.000	07/15/35	100	98,511

Kroger Co. (The), Sr. Unsec’d. Notes	4.450	02/01/47	55	50,024
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	415	414,113
				1,984,451
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20	40	41,902

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes	6.000%	11/15/41	30	$ 33,123
Sr. Unsec’d. Notes	7.300	11/15/39	175	223,855
				298,880
Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	200	190,463
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	10	10,256
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	445	425,513
Sr. Unsec’d. Notes	4.800	02/15/44	40	41,530
				667,762
Healthcare-Products 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.000	09/15/18	605	604,064
Sr. Unsec’d. Notes	2.900	11/30/21	465	457,687

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	63,456
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	174	179,951
				1,305,158
Healthcare-Services 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	43,620
Sr. Unsec’d. Notes	4.650	01/15/43	30	29,014

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	245	241,391
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	95	93,347
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	75	75,754
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	255	251,099

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Sr. Sec’d. Notes	5.250%	04/15/25	100	$ 100,000

Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	140	141,770
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	20	19,785
Sr. Unsec’d. Notes	3.600	09/01/27	200	190,061

Providence St Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	50	46,666
				1,232,507
Home Builders 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21	225	225,000
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	100	96,605
Insurance 0.2%
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	160	166,976
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000	01/15/19	90	91,454
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000	03/15/34	180	220,873
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	130,848
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	25,598
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	145,878
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	105	110,239
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	15,090
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	229,520

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, (cont’d.)
Sub. Notes, 144A	6.850%	12/16/39	22	$ 29,129

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	52,282
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	90	92,761
				1,310,648
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.125	06/15/26	455	422,909
Sr. Unsec’d. Notes	3.250	09/15/22	130	128,025
				550,934
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	167,370
Media 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625	11/30/28	125	155,213
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23	300	298,500
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	215	211,775
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375	05/01/25	120	116,100
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	20	18,162
Sr. Sec’d. Notes	6.384	10/23/35	110	114,951
Sr. Sec’d. Notes	6.484	10/23/45	172	181,294

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	16,736
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	520	492,631
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	145	139,614
Gtd. Notes, 144A	2.800	06/15/20	440	434,688

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	130,251

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	65	$ 61,047
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	152,063
Warner Media LLC, Gtd. Notes	3.800	02/15/27	180	169,987
				2,693,012
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	311,897
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	10/19/75	65	67,945
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	110	109,838
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.875	04/23/45	10	10,641
Sr. Unsec’d. Notes	7.500	07/27/35	95	115,809
				616,130
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22	160	162,000
General Electric Co.,
Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	172	177,837
Sub. Notes, MTN	5.300	02/11/21	100	104,619
				444,456
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	355	341,631
Sr. Unsec’d. Notes	2.750	01/06/23	70	67,723
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	150	144,725
Sr. Unsec’d. Notes	4.375	02/11/20	100	102,284
				656,363

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.850%	03/15/21	325	$ 334,460
Sr. Unsec’d. Notes	6.450	09/15/36	200	231,131

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500	10/01/20	70	72,143
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	413	404,327
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	35	35,285
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	184,853
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	15	15,259
Sr. Unsec’d. Notes	5.600	07/15/41	35	37,754
Encana Corp. (Canada),
Sr. Unsec’d. Notes	6.500	08/15/34	340	387,719
Sr. Unsec’d. Notes	6.500	02/01/38	50	58,729

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	116,421
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	240	247,803
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	70	71,785
Gtd. Notes	5.500	01/21/21	310	319,142
Gtd. Notes	6.500	06/02/41	170	159,868
Gtd. Notes, MTN	6.750	09/21/47	460	433,734
Gtd. Notes, MTN	6.875	08/04/26	230	241,730

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	197,069
				3,549,212
Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	220	218,681
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	345	343,848

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	75	75,045
				637,574

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
WestRock RKT Co.,
Gtd. Notes	4.000%	03/01/23	550	$ 556,710
Gtd. Notes	4.900	03/01/22	95	98,957
				655,667
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	305,080
Sr. Unsec’d. Notes	4.500	05/14/35	235	228,719
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25	115	111,670
Gtd. Notes	4.550	03/15/35	430	406,846

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	200,398
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	100	98,357
Sr. Unsec’d. Notes	5.050	03/25/48	175	178,097
Sr. Unsec’d. Notes	5.125	07/20/45	105	106,394
Sr. Unsec’d. Notes	5.300	12/05/43	35	36,574

Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	680	675,071
Mylan, Inc., Gtd. Notes, 144A	4.550	04/15/28	400	390,902
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	585	560,058
				3,298,166
Pipelines 0.4%
Energy Transfer Partners LP, Gtd. Notes	4.950	06/15/28	210	209,348
Enterprise Products Operating LLC,
Gtd. Notes	3.700	02/15/26	20	19,543
Gtd. Notes	4.850	03/15/44	185	184,163
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	161,638
Sr. Unsec’d. Notes	4.875	06/01/25	375	385,564
Sr. Unsec’d. Notes	5.200	03/01/47	20	19,873

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	230,145
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	50	48,682

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	360	$ 336,642
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	165	152,017
Williams Partners LP,
Sr. Unsec’d. Notes	4.850	03/01/48	20	19,054
Sr. Unsec’d. Notes	4.900	01/15/45	220	210,166
Sr. Unsec’d. Notes	5.400	03/04/44	175	180,323
				2,157,158
Real Estate Investment Trusts (REITs) 0.0%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	30	29,898
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	158,311
				188,209
Retail 0.1%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.055(c)	04/17/20	180	180,368
L Brands, Inc., Gtd. Notes	6.625	04/01/21	225	237,375
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500	03/15/29	21	25,265
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	45	44,683
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	170	156,825
				644,516
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	345	326,319
Software 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625	10/15/20	151	151,952
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000	02/12/55	80	79,368

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp., (cont’d.)
Sr. Unsec’d. Notes	4.500%	02/06/57	240	$ 260,527

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	147,808
				639,655
Telecommunications 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	320	300,077
Sr. Unsec’d. Notes	5.150	03/15/42	95	89,985
Sr. Unsec’d. Notes	5.250	03/01/37	60	59,013
Sr. Unsec’d. Notes	5.350	09/01/40	4	3,904

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	71,434
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	300	311,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	223	220,924
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	41,206
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500	08/10/33	185	179,151
				1,276,944
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	163,964
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	204,070
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	94,820
Sr. Unsec’d. Notes	5.590	05/17/25	20	21,930
				484,784
Total Corporate Bonds (cost $68,993,398)				67,945,201

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%	09/15/32	35	$ 36,006
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263	04/01/49	220	305,598
California Educational Facilities Authority, Revenue Bonds, Series U-7, BABs	5.000	06/01/46	100	131,947
State of California,
GO, BABs	7.300	10/01/39	210	297,528
GO, BABs	7.500	04/01/34	15	21,067
				756,140
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395	01/01/40	160	211,811
State of Illinois, GO, Series D, BABs	5.000	11/01/22	500	528,620
				740,431
New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	165	239,964
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767	08/01/36	190	225,815
Ohio 0.0%
Ohio State University (The), Revenue Bonds, Series C, BABs	4.910	06/01/40	65	74,494
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, BABs	4.879	12/01/34	45	49,449
				123,943
Oregon 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Series A, BABs	5.834	11/15/34	70	86,258

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	80	$ 98,396
Texas 0.1%
University of Texas System (The), Revenue Bonds, Series F, Rfdg.	5.000	08/15/47	230	295,157
Virginia 0.0%
University of Virginia, Revenue Bonds, Taxable, Series C	4.179	09/01/2117	80	79,825
Total Municipal Bonds (cost $2,313,967)				2,681,935
Residential Mortgage-Backed Securities 1.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1,	5.250	09/25/19	12	11,814
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1,	3.704(cc)	02/25/35	25	25,367
Series 2005-B, Class 2A1,	3.901(cc)	03/25/35	28	27,121
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.791(c)	10/25/27	144	144,711
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.691(c)	04/25/28	213	213,602

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5,	3.885(cc)	02/25/37	68	68,461
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	3.982(c)	12/25/57	295	299,336
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	3.982(c)	01/25/57	610	622,189
Series 2017-06, Class A1, 144A,	3.015(cc)	06/25/57	288	281,779
Series 2017-08, Class A1, 144A,	3.000(cc)	12/25/65	579	578,216
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	4.241(c)	09/25/28	46	45,998
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.291(c)	10/25/28	40	39,948
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.541(c)	01/25/29	115	115,507

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.391%(c)	04/25/29	290	$ 294,202
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%	3.291(c)	07/25/29	440	443,237
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%	2.841(c)	03/25/30	951	953,538

Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.708(c)	10/15/54	400	399,769
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1,	4.048(cc)	07/25/35	35	35,901
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	2.749(c)	12/22/69	282	282,032
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	3.983(c)	05/01/22	426	426,347
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	3.732(c)	09/01/22	178	179,018
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	3.633(c)	11/01/22	169	169,443

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.482(c)	04/01/23	154	153,670
MASTR Alternative Loan Trust,
Series 2003-08, Class 4A1,	7.000	12/25/33	0	54
Series 2004-04, Class 4A1,	5.000	04/25/19	4	4,167

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	2.741(c)	06/25/57	369	369,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3,	3.756(cc)	02/25/34	43	43,689
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-01, Class 3A,	5.000	03/25/20	6	5,772
Total Residential Mortgage-Backed Securities (cost $6,202,377)				6,234,194
Sovereign Bonds 1.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A,	3.125	10/11/27	485	451,341

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375%	07/12/21		200	$ 204,100
Sr. Unsec’d. Notes	7.375	09/18/37		100	124,500
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A,	3.875	02/01/28		200	187,809
Sr. Unsec’d. Notes, EMTN,	2.750	04/01/20		250	245,408

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20		100	103,385
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21		280	299,053
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A,	3.375	07/30/25	EUR	350	439,516
Sr. Unsec’d. Notes, 144A, MTN,	2.150	07/18/24	EUR	315	370,396
Sr. Unsec’d. Notes, EMTN,	4.750	01/08/26		200	202,697
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125	07/21/20		200	196,599
Gov’t. Gtd. Notes	2.125	11/16/20		200	196,078
Gov’t. Gtd. Notes	2.250	02/24/20		200	198,045
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN,	2.000	09/08/20		200	195,508
Sr. Unsec’d. Notes, 144A, MTN,	2.125	10/25/23		200	187,731
Sr. Unsec’d. Notes, 144A, MTN,	2.625	04/20/22		400	390,259

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000	10/02/23		76	76,228
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		180	179,670
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	91,322
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250	05/18/22		120	116,261
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		290	279,068
Unsec’d. Notes, MTN,	7.140(cc)	02/27/26		135	163,804
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A,	3.875	04/23/23		200	199,854
Sr. Unsec’d. Notes, 144A,	5.103	04/23/48		200	199,392

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	156,211
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN,	2.375	10/26/21		205	196,841
Sr. Unsec’d. Notes, 144A, MTN,	2.875	03/04/23		285	274,143

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Saudi Government International Bond (Saudi Arabia), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN,	4.000%	04/17/25	200	$ 199,012

Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN,	1.750	03/10/21	380	369,254
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A,	2.500	06/08/22	200	194,021
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	190	194,496
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	125	121,250
Sr. Unsec’d. Notes	5.100	06/18/50	100	98,300

Total Sovereign Bonds (cost $7,269,420)				7,101,552
U.S. Government Agency Obligations 7.8%
Federal Home Loan Bank	5.500	07/15/36	135	176,162
Federal Home Loan Mortgage Corp.	1.375	08/15/19	230	227,307
Federal Home Loan Mortgage Corp.	2.000	01/01/32	164	155,738
Federal Home Loan Mortgage Corp.	2.375	01/13/22	40	39,475
Federal Home Loan Mortgage Corp.	3.000	TBA	3,000	2,900,595
Federal Home Loan Mortgage Corp.	3.000	06/01/29	248	247,963
Federal Home Loan Mortgage Corp.	3.000	01/01/37	194	191,212
Federal Home Loan Mortgage Corp.	3.500	TBA	4,000	3,974,472
Federal Home Loan Mortgage Corp.	4.000	06/01/26	75	77,473
Federal Home Loan Mortgage Corp.	4.000	09/01/26	65	67,019
Federal Home Loan Mortgage Corp.	4.000	11/01/39	257	264,462
Federal Home Loan Mortgage Corp.	4.000	02/01/41	406	417,294
Federal Home Loan Mortgage Corp.	4.000	04/01/42	330	338,975
Federal Home Loan Mortgage Corp.	4.500	10/01/39	226	237,340
Federal Home Loan Mortgage Corp.	4.500	10/01/46	442	460,257
Federal Home Loan Mortgage Corp.	5.000	04/01/34	17	18,546
Federal Home Loan Mortgage Corp.	5.000	05/01/34	35	37,489
Federal Home Loan Mortgage Corp.	5.000	10/01/35	49	51,523
Federal Home Loan Mortgage Corp.	5.500	12/01/33	34	36,940
Federal Home Loan Mortgage Corp.	5.500	05/01/34	18	19,008
Federal Home Loan Mortgage Corp.	5.500	07/01/34	80	86,997
Federal Home Loan Mortgage Corp.	5.500	05/01/37	13	13,952
Federal Home Loan Mortgage Corp.	5.500	10/01/37	26	28,575
Federal Home Loan Mortgage Corp.	6.000	01/01/34	46	50,505
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	852
Federal Home Loan Mortgage Corp.	7.000	05/01/32	20	21,741
Federal National Mortgage Assoc.	1.875	09/24/26	75	68,484
Federal National Mortgage Assoc.	2.000	08/01/31	327	310,221
Federal National Mortgage Assoc.	2.500	04/01/28	811	794,285
Federal National Mortgage Assoc.	2.500	10/01/46	477	447,222

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	08/01/30	1,081	$ 1,078,382
Federal National Mortgage Assoc.	3.000	11/01/36	425	419,799
Federal National Mortgage Assoc.	3.000	10/01/42	241	235,777
Federal National Mortgage Assoc.	3.000	01/01/43	433	422,684
Federal National Mortgage Assoc.	3.500	TBA	500	497,648
Federal National Mortgage Assoc.	3.500	TBA	4,000	4,047,812
Federal National Mortgage Assoc.	3.500	06/01/39	158	158,208
Federal National Mortgage Assoc.	3.500	05/01/42	1,616	1,621,581
Federal National Mortgage Assoc.	3.500	08/01/42	339	340,399
Federal National Mortgage Assoc.	3.500	08/01/42	430	431,385
Federal National Mortgage Assoc.	3.500	04/01/43	370	370,905
Federal National Mortgage Assoc.	3.500	04/01/43	707	709,931
Federal National Mortgage Assoc.	3.500	06/01/43	441	442,045
Federal National Mortgage Assoc.	3.500	06/01/45	1,368	1,365,326
Federal National Mortgage Assoc.	4.000	TBA	1,250	1,272,571
Federal National Mortgage Assoc.	4.000	09/01/40	698	717,347
Federal National Mortgage Assoc.	4.000	04/01/42	927	952,128
Federal National Mortgage Assoc.	4.000	12/01/46	450	459,386
Federal National Mortgage Assoc.	4.500	TBA	1,250	1,299,230
Federal National Mortgage Assoc.	4.500	10/01/33	40	41,700
Federal National Mortgage Assoc.	4.500	03/01/34	26	27,502
Federal National Mortgage Assoc.	4.500	09/01/39	185	194,972
Federal National Mortgage Assoc.	4.500	08/01/40	147	154,588
Federal National Mortgage Assoc.	4.500	02/01/44	226	237,729
Federal National Mortgage Assoc.	4.500	08/01/44	420	441,196
Federal National Mortgage Assoc.	4.500	01/01/45	408	427,593
Federal National Mortgage Assoc.	5.000	TBA	1,250	1,321,697
Federal National Mortgage Assoc.	5.000	07/01/35	37	40,098
Federal National Mortgage Assoc.	5.000	02/01/36	75	80,459
Federal National Mortgage Assoc.	5.500	06/01/33	14	14,780
Federal National Mortgage Assoc.	5.500	08/01/33	22	23,839
Federal National Mortgage Assoc.	5.500	09/01/33	43	46,181
Federal National Mortgage Assoc.	5.500	09/01/33	78	84,670
Federal National Mortgage Assoc.	5.500	01/01/34	32	34,682
Federal National Mortgage Assoc.	5.500	01/01/34	42	45,885
Federal National Mortgage Assoc.	5.500	07/01/34	54	58,840
Federal National Mortgage Assoc.	6.000	09/01/21	1	1,090
Federal National Mortgage Assoc.	6.000	11/01/33	47	50,912
Federal National Mortgage Assoc.	6.000	01/01/34	11	12,634
Federal National Mortgage Assoc.	6.000	01/01/34	121	133,095
Federal National Mortgage Assoc.	6.000	02/01/34	8	8,251
Federal National Mortgage Assoc.	6.000	02/01/34	15	16,881
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,573
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,342
Federal National Mortgage Assoc.	6.000	11/01/34	11	12,228

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/34	28	$ 30,800
Federal National Mortgage Assoc.	6.000	11/01/34	80	87,521
Federal National Mortgage Assoc.	6.000	01/01/35	23	25,037
Federal National Mortgage Assoc.	6.000	01/01/35	76	82,738
Federal National Mortgage Assoc.	6.000	02/01/35	69	77,613
Federal National Mortgage Assoc.	6.000	08/01/36	32	34,676
Federal National Mortgage Assoc.	6.000	08/01/38	8	8,452
Federal National Mortgage Assoc.	6.250	05/15/29	70	89,911
Federal National Mortgage Assoc.	6.500	05/01/24	14	15,158
Federal National Mortgage Assoc.	6.500	07/01/29	18	19,450
Federal National Mortgage Assoc.	6.500	07/01/32	19	21,275
Federal National Mortgage Assoc.	6.500	09/01/32	5	5,308
Federal National Mortgage Assoc.	6.500	04/01/33	16	18,143
Federal National Mortgage Assoc.	6.500	01/01/34	13	14,530
Federal National Mortgage Assoc.	6.500	01/01/34	23	25,051
Federal National Mortgage Assoc.	6.500	10/01/36	33	37,018
Federal National Mortgage Assoc.	6.500	09/01/37	83	91,027
Federal National Mortgage Assoc.	6.500	10/01/37	82	90,334
Federal National Mortgage Assoc.	6.625	11/15/30	145	194,492
Federal National Mortgage Assoc.	7.000	06/01/32	17	19,305
Federal National Mortgage Assoc.	7.125	01/15/30	380	523,277
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,469
Federal National Mortgage Assoc.	8.000	12/01/23	2	1,597
Federal National Mortgage Assoc.	8.500	02/01/28	3	3,419
Government National Mortgage Assoc.	2.500	12/20/46	134	127,101
Government National Mortgage Assoc.	3.000	09/20/43	297	293,860
Government National Mortgage Assoc.	3.000	01/20/44	91	89,479
Government National Mortgage Assoc.	3.000	03/15/45	293	286,961
Government National Mortgage Assoc.	3.000	05/20/45	427	420,135
Government National Mortgage Assoc.	3.000	06/20/46	620	609,095
Government National Mortgage Assoc.	3.000	12/20/46	443	434,032
Government National Mortgage Assoc.	3.000	01/20/47	881	863,550
Government National Mortgage Assoc.	3.000	03/20/47	436	427,687
Government National Mortgage Assoc.	3.500	TBA	750	751,816
Government National Mortgage Assoc.	3.500	11/20/41	396	400,959
Government National Mortgage Assoc.	3.500	12/20/42	397	401,684
Government National Mortgage Assoc.	3.500	03/20/45	280	282,165
Government National Mortgage Assoc.	3.500	04/20/45	317	318,708
Government National Mortgage Assoc.	3.500	07/20/46	1,987	1,996,749
Government National Mortgage Assoc.	4.000	TBA	250	255,859
Government National Mortgage Assoc.	4.000	12/20/42	800	827,317
Government National Mortgage Assoc.	4.000	11/20/45	454	468,437
Government National Mortgage Assoc.	4.000	10/20/46	123	126,127
Government National Mortgage Assoc.	4.000	11/20/46	166	171,710
Government National Mortgage Assoc.	4.500	TBA	1,000	1,037,665

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	06/20/41	341	$ 358,215
Government National Mortgage Assoc.	4.500	06/20/45	247	259,684
Government National Mortgage Assoc.	4.500	11/20/46	745	787,817
Government National Mortgage Assoc.	5.000	10/20/37	21	22,339
Government National Mortgage Assoc.	5.000	04/20/45	144	153,543
Government National Mortgage Assoc.	5.500	07/15/33	32	34,002
Government National Mortgage Assoc.	5.500	12/15/33	22	23,807
Government National Mortgage Assoc.	5.500	09/15/34	111	119,348
Government National Mortgage Assoc.	5.500	01/15/36	72	80,312
Government National Mortgage Assoc.	5.500	02/15/36	133	143,255
Government National Mortgage Assoc.	6.500	09/15/23	11	12,437
Government National Mortgage Assoc.	6.500	10/15/23	4	4,183
Government National Mortgage Assoc.	6.500	11/15/23	11	12,171
Government National Mortgage Assoc.	6.500	12/15/23	1	1,228
Government National Mortgage Assoc.	6.500	12/15/23	4	4,557
Government National Mortgage Assoc.	6.500	12/15/23	7	7,592
Government National Mortgage Assoc.	6.500	04/15/24	48	53,286
Government National Mortgage Assoc.	6.500	07/15/32	3	3,064
Government National Mortgage Assoc.	6.500	08/15/32	0	429
Government National Mortgage Assoc.	6.500	08/15/32	1	835
Government National Mortgage Assoc.	6.500	08/15/32	2	1,892
Government National Mortgage Assoc.	6.500	08/15/32	14	15,430
Government National Mortgage Assoc.	7.000	06/15/24	14	15,316
Government National Mortgage Assoc.	7.000	05/15/31	8	8,648
Government National Mortgage Assoc.	7.500	04/15/29	1	691
Government National Mortgage Assoc.	7.500	12/15/29	3	3,192
Government National Mortgage Assoc.	8.000	08/15/22	1	988
Government National Mortgage Assoc.	8.000	12/15/22	3	3,463
Government National Mortgage Assoc.	8.000	12/15/22	6	6,696
Government National Mortgage Assoc.	8.000	06/15/25	22	23,274
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000	06/30/25	315	312,152
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	123,791

Total U.S. Government Agency Obligations (cost $47,340,110)				46,834,379
U.S. Treasury Obligations 1.0%
U.S. Treasury Bonds	3.000	02/15/48	980	983,292
U.S. Treasury Notes	1.250	12/31/18	5	4,977
U.S. Treasury Notes	1.500	01/31/19	55	54,770
U.S. Treasury Notes	1.625	04/30/23	1,100	1,045,086
U.S. Treasury Notes	2.000	02/15/25	5	4,755
U.S. Treasury Notes	2.125	06/30/22	260	254,384
U.S. Treasury Notes	2.500	05/31/20	180	179,916
U.S. Treasury Notes	2.625	06/15/21	80	80,009

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.875%	05/15/28	175	$ 175,349
U.S. Treasury Strips Coupon	2.404(s)	08/15/21	460	423,428
U.S. Treasury Strips Coupon	2.499(s)	02/15/22	245	222,147
U.S. Treasury Strips Coupon	2.502(s)	11/15/30	640	443,148
U.S. Treasury Strips Coupon	2.752(s)	08/15/30	605	422,453
U.S. Treasury Strips Coupon	2.783(s)	08/15/29	200	143,957
U.S. Treasury Strips Coupon	2.878(s)	05/15/31	200	136,353
U.S. Treasury Strips Coupon	2.972(s)	02/15/37	725	415,606
U.S. Treasury Strips Coupon	3.042(s)	11/15/35	400	237,909
U.S. Treasury Strips Coupon	3.202(s)	08/15/40	400	205,850
U.S. Treasury Strips Principal, PO	2.543(s)	02/15/45	230	104,409
U.S. Treasury Strips Principal, PO	2.593(s)	05/15/43	195	93,464
U.S. Treasury Strips Principal, PO	2.874(s)	05/15/45	385	173,821
U.S. Treasury Strips Principal, PO	2.993(s)	11/15/43	75	35,391
U.S. Treasury Strips Principal, PO	3.597(s)	05/15/44	450	209,431

Total U.S. Treasury Obligations (cost $6,073,329)				6,049,905

Total Long-Term Investments (cost $508,395,831)				583,935,530

	Shares
Short-Term Investments 4.8%
Affiliated Mutual Funds 4.8%
PGIM Core Short-Term Bond Fund(w)		2,072,581	19,212,828
PGIM Core Ultra Short Bond Fund(w)		9,474,738	9,474,738
PGIM Institutional Money Market Fund (cost $219,526; includes $218,282 of cash collateral for securities on loan)(b)(w)		219,523	219,545
Total Affiliated Mutual Funds (cost $29,636,673)			28,907,111

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 0.0%
U.S. Treasury Bills(k)(n) (cost $288,782)	1.840%(s)	09/20/18	290	$ 288,791

Total Short-Term Investments (cost $29,925,455)				29,195,902

TOTAL INVESTMENTS 101.8% (cost $538,321,286)				613,131,432
Liabilities in excess of other assets(z) (1.8)%				(10,885,285)

Net Assets 100.0%				$602,246,147

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,555 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,241; cash collateral of $218,282 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts outstanding at June 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87	2 Year U.S. Treasury Notes	Sep. 2018	$18,429,047	$ 40,544
313	5 Year U.S. Treasury Notes	Sep. 2018	35,562,180	161,428
87	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	13,881,937	482,513
6	Euro STOXX 50 Index	Sep. 2018	237,601	(5,027)
1	FTSE 100 Index	Sep. 2018	100,321	(703)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Futures contracts outstanding at June 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2	MSCI EAFE	Sep. 2018	$ 195,540	$ (6,875)
11	S&P 500 E-Mini Index	Sep. 2018	1,496,880	(33,583)
1	TOPIX Index	Sep. 2018	156,302	(3,637)
				634,660
Short Positions:
52	90 Day Euro Dollar	Dec. 2018	12,656,800	90,242
2	10 Year U.S. Treasury Notes	Sep. 2018	240,375	247
14	10 Year U.S. Ultra Treasury Notes	Sep. 2018	1,795,281	(37,286)
20	20 Year U.S. Treasury Bonds	Sep. 2018	2,900,000	(76,108)
				(22,905)
				$611,755
Cash of $580,000, and a security with a market value of $288,792 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.
Forward foreign currency exchange contracts outstanding at June 30, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	704	$868,128	$824,141	$43,987	$—

Forward rate agreements outstanding at June 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements:
14,200,000	07/30/18	4.000%(T)	CMM 102(1)(T)	$—	$—	$—	JPMorgan Chase
14,200,000	07/30/18	2.839%(T)	10 Year CMT(1)(T)	—	—	—	JPMorgan Chase
				$—	$—	$—
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Inflation swap agreements outstanding at June 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
270	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$6	$(6,457)	$(6,463)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	715	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 4,843	$ (1,523)	$ (6,366)
	168,820	03/20/19	2.157%(T)	1 Day USOIS(1)(T)	—	32,183	32,183
	9,880	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(3,767)	69,129	72,896
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,119)	13,005	14,124
	3,615	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,017	23,561	22,544
	5,545	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,250	38,919	35,669
	2,755	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	725	14,113	13,388
	1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	16	4,505	4,489
	425	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	—	899	899
	4,030	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	3,348	3,348
	235	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(66)	753	819
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	563	563
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	21,586	20,029
	1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,708)	49,033	50,741
	375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	12,181	15,617

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	$ (1,674)	$ 26,734	$ 28,408
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	17,765	17,765
4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	170,239	155,419
3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	120,546	114,058
2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,716	72,392	65,676
1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	5,455	5,455
300	02/14/25	—(3)	—(3)	—	263	263
4,325	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	35,345	180,364	145,019
921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	49,290	37,000
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	494	18,498	18,004
265	02/15/27	1.964%(A)	1 Day USOIS(1)(A)	—	11,146	11,146
655	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	22,052	22,414
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,359	6,359
1,055	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(7,015)	(86,949)	(79,934)
				$68,414	$896,409	$827,995
Securities with a combined market value of $987,078 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
(3)	The Series pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$342,555,298	$ 28,132,373	$ —
Exchange Traded Fund	729,973	—	—
Preferred Stocks	211,900	158,377	—
Rights	2,025	—	3,555
Asset-Backed Securities
Automobiles	—	10,969,492	—
Collateralized Loan Obligations	—	9,611,398	—
Consumer Loans	—	1,971,818	—
Credit Cards	—	2,218,482	—
Equipment	—	1,566,249	—
Home Equity Loans	—	462,729	—
Other	—	95,914	—
Residential Mortgage-Backed Securities	—	5,368,970	—
Student Loans	—	3,572,162	—
Commercial Mortgage-Backed Securities	—	39,457,649	—
Corporate Bonds	—	67,945,201	—
Municipal Bonds	—	2,681,935	—
Residential Mortgage-Backed Securities	—	6,234,194	—
Sovereign Bonds	—	7,101,552	—
U.S. Government Agency Obligations	—	46,834,379	—
U.S. Treasury Obligations	—	6,338,696	—
Affiliated Mutual Funds	28,907,111	—	—
Other Financial Instruments*
Futures Contracts	611,755	—	—
OTC Forward Foreign Currency Exchange Contracts	—	43,987	—
OTC Forward Rate Swap Agreements	—	—	—
Centrally Cleared Inflation Swap Agreement	—	(6,463)	—
Centrally Cleared Interest Rate Swap Agreements	—	827,995	—
Total	$373,018,062	$241,587,089	$3,555

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Conservative Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	523,982	$ 5,171,700
PGIM Global Real Estate Fund (Class R6)	267,019	6,456,532
PGIM Government Income Fund (Class R6)	819,107	7,601,313
PGIM High Yield Fund (Class R6)	358,290	1,931,181
PGIM Jennison 20/20 Focus Fund (Class R6)*	75,124	1,297,394
PGIM Jennison Equity Opportunity Fund (Class R6)	125,336	2,576,900
PGIM Jennison Growth Fund (Class R6)*	74,646	3,229,924
PGIM Jennison International Opportunities Fund (Class R6)	272,455	5,089,452
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	40,659	1,614,988
PGIM Jennison Natural Resources Fund (Class R6)*	3,316	137,966
PGIM Jennison Small Company Fund (Class R6)	187,600	5,277,176
PGIM QMA International Equity Fund (Class R6)	1,007,703	7,678,694
PGIM QMA Jennison Value Fund (Class R6)	161,923	3,227,121
PGIM QMA Large-Cap Core Equity Fund (Class R6)	281,124	4,891,568
PGIM QMA Large-Cap Value Fund (Class R6)	516,684	7,202,571
PGIM QMA Long-Short Equity Fund (Class R6)*	300,888	3,863,403
PGIM QMA Mid-Cap Value Fund (Class R6)	64,983	1,425,071
PGIM QMA Small-Cap Value Fund (Class R6)	40,607	839,354
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	4,182,437	39,984,101
PGIM Short-Term Corporate Bond Fund, Inc. (Class R6)	60,033	646,556
PGIM Total Return Bond Fund (Class R6)	1,254,154	17,671,030

Total Long-Term Investments (cost $108,400,274)		127,813,995
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,249,114)	1,249,114	1,249,114

TOTAL INVESTMENTS 100.1% (cost $109,649,388)(w)		129,063,109
Liabilities in excess of other assets (0.1)%		(87,058)

Net Assets 100.0%		$ 128,976,051

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

PGIM Conservative Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$129,063,109	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Growth Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	84,152	$ 830,580
PGIM Global Real Estate Fund (Class R6)	229,833	5,557,369
PGIM High Yield Fund (Class R6)	103,221	556,359
PGIM Jennison 20/20 Focus Fund (Class R6)*	192,848	3,330,489
PGIM Jennison Equity Opportunity Fund (Class R6)	378,166	7,775,098
PGIM Jennison Growth Fund (Class R6)*	110,657	4,788,132
PGIM Jennison International Opportunities Fund (Class R6)	565,229	10,558,484
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	89,585	3,558,302
PGIM Jennison Natural Resources Fund (Class R6)*	2,837	118,019
PGIM Jennison Small Company Fund (Class R6)	344,603	9,693,672
PGIM QMA International Equity Fund (Class R6)	2,045,052	15,583,299
PGIM QMA Jennison Value Fund (Class R6)	348,215	6,939,931
PGIM QMA Large-Cap Core Equity Fund (Class R6)	716,829	12,472,829
PGIM QMA Large-Cap Value Fund (Class R6)	893,982	12,462,102
PGIM QMA Long-Short Equity Fund (Class R6)*	431,815	5,544,500
PGIM QMA Mid-Cap Value Fund (Class R6)	141,660	3,106,615
PGIM QMA Small-Cap Value Fund (Class R6)	93,998	1,942,946
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	260,762	2,492,884
PGIM Total Return Bond Fund (Class R6)	200,354	2,822,981

Total Long-Term Investments (cost $81,209,304)		110,134,591
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,081,076)	1,081,076	1,081,076

TOTAL INVESTMENTS 100.1% (cost $82,290,380)(w)		111,215,667
Liabilities in excess of other assets (0.1)%		(124,231)

Net Assets 100.0%		$ 111,091,436

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Growth Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$111,215,667	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Moderate Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	414,350	$ 4,089,636
PGIM Global Real Estate Fund (Class R6)	337,822	8,168,542
PGIM Government Income Fund (Class R6)	491,466	4,560,807
PGIM High Yield Fund (Class R6)	302,929	1,632,787
PGIM Jennison 20/20 Focus Fund (Class R6)*	188,681	3,258,522
PGIM Jennison Equity Opportunity Fund (Class R6)	317,596	6,529,781
PGIM Jennison Growth Fund (Class R6)*	124,611	5,391,903
PGIM Jennison International Opportunities Fund (Class R6)	516,785	9,653,538
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	102,895	4,086,990
PGIM Jennison Natural Resources Fund (Class R6)*	4,202	174,826
PGIM Jennison Small Company Fund (Class R6)	387,302	10,894,797
PGIM QMA International Equity Fund (Class R6)	1,880,198	14,327,106
PGIM QMA Jennison Value Fund (Class R6)	380,235	7,578,089
PGIM QMA Large-Cap Core Equity Fund (Class R6)	832,698	14,488,940
PGIM QMA Large-Cap Value Fund (Class R6)	991,683	13,824,057
PGIM QMA Long-Short Equity Fund (Class R6)*	507,506	6,516,380
PGIM QMA Mid-Cap Value Fund (Class R6)	167,250	3,667,785
PGIM QMA Small-Cap Value Fund (Class R6)	98,992	2,046,164
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	2,643,697	25,273,741
PGIM Total Return Bond Fund (Class R6)	1,099,701	15,494,786

Total Long-Term Investments (cost $123,142,181)		161,659,177
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,472,170)	1,472,170	1,472,170

TOTAL INVESTMENTS 100.0% (cost $124,614,351)(w)		163,131,347
Liabilities in excess of other assets (0.0)%		(22,694)

Net Assets 100.0%		$ 163,108,653

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

PGIM Moderate Allocation Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$163,131,347	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 1.8%
United Technologies Corp.	60,270	$ 7,535,558
Airlines 1.4%
Delta Air Lines, Inc.	117,523	5,822,089
Banks 10.4%
Bank of America Corp.	202,096	5,697,086
BB&T Corp.	141,653	7,144,977
Citigroup, Inc.	89,205	5,969,599
JPMorgan Chase & Co.	84,871	8,843,558
Pinnacle Financial Partners, Inc.	66,207	4,061,799
PNC Financial Services Group, Inc. (The)	55,796	7,538,040
Wells Fargo & Co.	77,931	4,320,495
		43,575,554
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	44,398	5,512,012
BioMarin Pharmaceutical, Inc.*	67,525	6,360,855
Shire PLC, ADR	13,448	2,270,022
		14,142,889
Capital Markets 2.8%
Goldman Sachs Group, Inc. (The)	29,925	6,600,557
Morgan Stanley	111,430	5,281,782
		11,882,339
Chemicals 1.5%
DowDuPont, Inc.	94,772	6,247,370
Commercial Services & Supplies 1.0%
Mobile Mini, Inc.	85,771	4,022,660
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	291,407	4,228,316
Diversified Consumer Services 1.9%
Houghton Mifflin Harcourt Co.*	468,398	3,583,244
Laureate Education, Inc. (Class A Stock)*	294,969	4,226,906
		7,810,150

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.6%
Inmarsat PLC (United Kingdom)	338,626	$ 2,448,657
Electrical Equipment 2.1%
Emerson Electric Co.	71,993	4,977,596
GrafTech International Ltd.	209,515	3,769,175
		8,746,771
Electronic Equipment, Instruments & Components 1.7%
Benchmark Electronics, Inc.	106,795	3,113,074
FLIR Systems, Inc.	80,452	4,181,091
		7,294,165
Energy Equipment & Services 2.8%
Halliburton Co.	92,773	4,180,351
ProPetro Holding Corp.*	203,106	3,184,702
TechnipFMC PLC (United Kingdom)	137,955	4,378,692
		11,743,745
Equity Real Estate Investment Trusts (REITs) 1.5%
CoreCivic, Inc.	266,369	6,363,555
Food & Staples Retailing 1.2%
Walmart, Inc.	56,763	4,861,751
Food Products 2.1%
Conagra Brands, Inc.	70,850	2,531,471
Mondelez International, Inc. (Class A Stock)	149,643	6,135,363
		8,666,834
Health Care Equipment & Supplies 0.7%
Siemens Healthineers AG (Germany), 144A*	70,434	2,902,491
Health Care Providers & Services 3.1%
Centene Corp.*	30,928	3,810,639
Cigna Corp.	32,532	5,528,813
UnitedHealth Group, Inc.	15,012	3,683,044
		13,022,496
Hotels, Restaurants & Leisure 9.1%
Carnival Corp.	66,349	3,802,461

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Extended Stay America, Inc., UTS	158,746	$ 3,430,501
Hyatt Hotels Corp. (Class A Stock)	71,305	5,501,181
International Game Technology PLC	190,948	4,437,632
MGM Resorts International	193,580	5,619,627
Playa Hotels & Resorts NV*	490,360	5,295,888
SeaWorld Entertainment, Inc.*(a)	256,521	5,597,288
Wendy’s Co. (The)	245,761	4,222,174
		37,906,752
Insurance 3.2%
Brighthouse Financial, Inc.*	96,895	3,882,583
Chubb Ltd.	23,677	3,007,452
MetLife, Inc.	147,735	6,441,246
		13,331,281
Internet & Direct Marketing Retail 0.9%
Qurate Retail, Inc.*	181,761	3,856,968
Internet Software & Services 4.0%
Alphabet, Inc. (Class C Stock)*	7,267	8,107,428
Facebook, Inc. (Class A Stock)*	21,246	4,128,523
Spotify Technology SA*	25,865	4,351,528
		16,587,479
IT Services 1.3%
Teradata Corp.*	130,530	5,240,780
Machinery 1.5%
Caterpillar, Inc.	16,914	2,294,722
Trinity Industries, Inc.	121,111	4,149,263
		6,443,985
Media 5.7%
Comcast Corp. (Class A Stock)	111,637	3,662,810
Liberty Global PLC (United Kingdom) (Class C Stock)*	216,784	5,768,622
Twenty-First Century Fox, Inc. (Class A Stock)	167,871	8,341,510
Viacom, Inc. (Class B Stock)	207,690	6,263,931
		24,036,873

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 3.3%
Agnico Eagle Mines Ltd. (Canada)	107,562	$ 4,929,566
Lundin Mining Corp. (Chile)	563,831	3,135,135
Rio Tinto PLC (Australia), ADR	59,591	3,306,109
United States Steel Corp.	68,972	2,396,777
		13,767,587
Oil, Gas & Consumable Fuels 4.6%
Anadarko Petroleum Corp.	105,591	7,734,541
Concho Resources, Inc.*	28,989	4,010,628
Noble Energy, Inc.	209,546	7,392,783
		19,137,952
Pharmaceuticals 5.4%
Allergan PLC	36,022	6,005,588
Bristol-Myers Squibb Co.	112,791	6,241,854
Merck & Co., Inc.	73,673	4,471,951
Mylan NV*	166,001	5,999,276
		22,718,669
Road & Rail 2.4%
Schneider National, Inc. (Class B Stock)	91,983	2,530,452
Union Pacific Corp.	54,026	7,654,404
		10,184,856
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	85,462	4,248,316
QUALCOMM, Inc.	93,203	5,230,552
		9,478,868
Software 7.8%
BlackBerry Ltd. (Canada)*	489,654	4,725,161
FireEye, Inc.*	139,246	2,142,996
Fortinet, Inc.*	39,133	2,443,073
Guidewire Software, Inc.*	31,410	2,788,580
Microsoft Corp.	83,619	8,245,669
Oracle Corp.	71,596	3,154,520
PTC, Inc.*	39,831	3,736,546
Verint Systems, Inc.*	121,531	5,389,900
		32,626,445

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	39,363	$ 7,286,485
Diebold Nixdorf, Inc.(a)	126,665	1,513,647
Pure Storage, Inc. (Class A Stock)*	156,691	3,741,781
		12,541,913
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc.	131,729	6,153,062
Trading Companies & Distributors 1.1%
Univar, Inc.*	168,017	4,408,766

Total Long-Term Investments (cost $335,289,620)		409,739,626
Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,317,097	6,317,097
PGIM Institutional Money Market Fund (cost $7,222,327; includes $7,207,830 of cash collateral for securities on loan)(b)(w)	7,222,897	7,223,619

Total Short-Term Investments (cost $13,539,424)		13,540,716

TOTAL INVESTMENTS 101.3% (cost $348,829,044)		423,280,342
Liabilities in excess of other assets (1.3)%		(5,470,838)

Net Assets 100.0%		$ 417,809,504

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,098,790; cash collateral of $7,207,830 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 7,535,558	$ —	$—
Airlines	5,822,089	—	—
Banks	43,575,554	—	—
Biotechnology	14,142,889	—	—
Capital Markets	11,882,339	—	—
Chemicals	6,247,370	—	—
Commercial Services & Supplies	4,022,660	—	—
Containers & Packaging	4,228,316	—	—
Diversified Consumer Services	7,810,150	—	—
Diversified Telecommunication Services	—	2,448,657	—
Electrical Equipment	8,746,771	—	—
Electronic Equipment, Instruments & Components	7,294,165	—	—
Energy Equipment & Services	11,743,745	—	—
Equity Real Estate Investment Trusts (REITs)	6,363,555	—	—
Food & Staples Retailing	4,861,751	—	—
Food Products	8,666,834	—	—
Health Care Equipment & Supplies	—	2,902,491	—
Health Care Providers & Services	13,022,496	—	—
Hotels, Restaurants & Leisure	37,906,752	—	—
Insurance	13,331,281	—	—
Internet & Direct Marketing Retail	3,856,968	—	—
Internet Software & Services	16,587,479	—	—
IT Services	5,240,780	—	—
Machinery	6,443,985	—	—
Media	24,036,873	—	—
Metals & Mining	13,767,587	—	—
Oil, Gas & Consumable Fuels	19,137,952	—	—
Pharmaceuticals	22,718,669	—	—
Road & Rail	10,184,856	—	—
Semiconductors & Semiconductor Equipment	9,478,868	—	—
Software	32,626,445	—	—
Technology Hardware, Storage & Peripherals	12,541,913	—	—
Textiles, Apparel & Luxury Goods	6,153,062	—	—
Trading Companies & Distributors	4,408,766	—	—
Affiliated Mutual Funds	13,540,716	—	—
Total	$417,929,194	$5,351,148	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Aerospace & Defense 2.9%
Boeing Co. (The)	438,747	$ 147,204,006
Air Freight & Logistics 1.0%
FedEx Corp.	222,910	50,613,945
Automobiles 1.9%
Tesla, Inc.*(a)	285,906	98,051,463
Banks 3.0%
JPMorgan Chase & Co.	949,311	98,918,206
PNC Financial Services Group, Inc. (The)	390,291	52,728,314
		151,646,520
Beverages 1.5%
Constellation Brands, Inc. (Class A Stock)	162,715	35,613,432
Monster Beverage Corp.*	739,687	42,384,065
		77,997,497
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.*	285,964	35,502,431
BioMarin Pharmaceutical, Inc.*	525,279	49,481,282
Celgene Corp.*	320,101	25,422,421
Vertex Pharmaceuticals, Inc.*	248,434	42,223,843
		152,629,977
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	254,040	56,033,603
Chemicals 0.9%
Albemarle Corp.(a)	478,199	45,108,512
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	436,275	91,172,750
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	359,545	88,210,770
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.*	34,165	14,737,756

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	747,110	$ 94,584,126
McDonald’s Corp.	479,630	75,153,225
		184,475,107
Internet & Direct Marketing Retail 11.5%
Amazon.com, Inc.*	176,141	299,404,472
Booking Holdings, Inc.*	42,263	85,670,904
Netflix, Inc.*	514,353	201,333,195
		586,408,571
Internet Software & Services 15.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,041,464	193,222,816
Alphabet, Inc. (Class A Stock)*	112,823	127,398,603
Alphabet, Inc. (Class C Stock)*	114,184	127,389,380
Facebook, Inc. (Class A Stock)*	1,001,376	194,587,384
Tencent Holdings Ltd. (China)	3,030,183	152,161,860
Tencent Holdings Ltd. (China), 144A	339,147	17,030,403
		811,790,446
IT Services 10.6%
FleetCor Technologies, Inc.*	356,909	75,182,881
Mastercard, Inc. (Class A Stock)	928,785	182,524,828
PayPal Holdings, Inc.*	941,400	78,390,378
Square, Inc. (Class A Stock)*	505,135	31,136,522
Visa, Inc. (Class A Stock)	1,319,847	174,813,735
		542,048,344
Life Sciences Tools & Services 1.3%
Illumina, Inc.*	239,314	66,838,007
Machinery 2.3%
Caterpillar, Inc.	483,727	65,627,242
Parker-Hannifin Corp.	328,622	51,215,739
		116,842,981
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.*(a)	413,740	57,240,929
Personal Products 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	546,216	77,939,561

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 1.8%
AstraZeneca PLC (United Kingdom), ADR(a)	1,099,923	$ 38,618,296
Bristol-Myers Squibb Co.	996,279	55,134,080
		93,752,376
Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	408,484	99,114,558
NVIDIA Corp.	523,799	124,087,983
Texas Instruments, Inc.	546,492	60,250,743
		283,453,284
Software 14.4%
Activision Blizzard, Inc.	959,745	73,247,738
Adobe Systems, Inc.*	601,726	146,706,816
Microsoft Corp.	2,023,393	199,526,784
Red Hat, Inc.*	530,614	71,298,603
salesforce.com, Inc.*	1,101,368	150,226,595
Splunk, Inc.*	435,819	43,194,021
Workday, Inc. (Class A Stock)*(a)	429,788	52,055,923
		736,256,480
Specialty Retail 1.7%
Home Depot, Inc. (The)	448,683	87,538,053
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	1,074,675	198,933,089
Textiles, Apparel & Luxury Goods 3.1%
Kering SA (France)	161,981	91,243,988
NIKE, Inc. (Class B Stock)	885,357	70,545,246
		161,789,234

Total Long-Term Investments (cost $2,416,567,374)		4,963,975,505
Short-Term Investments 9.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	114,907,847	114,907,847

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $342,107,928; includes $341,457,537 of cash collateral for securities on loan)(w)(b)	342,133,271	$ 342,167,484

Total Short-Term Investments (cost $457,015,775)		457,075,331

TOTAL INVESTMENTS 106.0% (cost $2,873,583,149)		5,421,050,836
Liabilities in excess of other assets (6.0)%		(305,224,928)

Net Assets 100.0%		$5,115,825,908

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $330,859,131; cash collateral of $341,457,537 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 147,204,006	$ —	$—
Air Freight & Logistics	50,613,945	—	—
Automobiles	98,051,463	—	—
Banks	151,646,520	—	—
Beverages	77,997,497	—	—
Biotechnology	152,629,977	—	—

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$ 56,033,603	$ —	$—
Chemicals	45,108,512	—	—
Food & Staples Retailing	91,172,750	—	—
Health Care Providers & Services	88,210,770	—	—
Hotels, Restaurants & Leisure	184,475,107	—	—
Internet & Direct Marketing Retail	586,408,571	—	—
Internet Software & Services	642,598,183	169,192,263	—
IT Services	542,048,344	—	—
Life Sciences Tools & Services	66,838,007	—	—
Machinery	116,842,981	—	—
Oil, Gas & Consumable Fuels	57,240,929	—	—
Personal Products	77,939,561	—	—
Pharmaceuticals	93,752,376	—	—
Semiconductors & Semiconductor Equipment	283,453,284	—	—
Software	736,256,480	—	—
Specialty Retail	87,538,053	—	—
Technology Hardware, Storage & Peripherals	198,933,089	—	—
Textiles, Apparel & Luxury Goods	70,545,246	91,243,988	—
Affiliated Mutual Funds	457,075,331	—	—
Total	$5,160,614,585	$260,436,251	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Funds’ descriptions:
Currency:
EUR - Euro
Other:
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A - Annual payment frequency for swaps
Q - Quarterly payment frequency for swaps
S - Semiannual payment frequency for swaps
T - Swap payment upon termination
ABS - Asset-Backed Security
Aces - Alternative Credit Enhancements Securities
ADR - American Depositary Receipt
BABs - Build America Bonds
bps - Basis Points
CLO - Collateralized Loan Obligation
CPI - Consumer Price Index
CVA - Certificate Van Aandelen (Bearer)
CVR - Contingent Value Rights
ETF – Exchange Traded Fund
EMTN - Euro Medium Term Note
EURIBOR - Euro Interbank Offered Rate
FHLMC - Federal Home Loan Mortgage Corp.
FTSE - Financial Times Stock Exchange
GMTN - Global Medium Term Note
GO- General Obligation
IO - Interest Only (Principal amount represents notional)
LIBOR - London Interbank Offered Rate
MSCI EAFE - Morgan Stanley Capital International Europe, Australasia and Far East

MTN - Medium Term Note
NSA - Non-Seasonally Adjusted
OTC - Over-the-counter
PO - Principal Only
PRFC - Preference Shares
REIT - Real Estate Investment Trust
RSP - Non-Voting Shares
STOXX - Stock Index of the Eurozone
STRIPS - Separate Trading of Registered Interest and Principle of Securities
TBA - To Be Announced
TOPIX - Tokyo Stock Price Index
USAID - United States Agency for International Development
USOIS - United Stated Overnight Index Swap

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Company, including: the Company’s Treasurer (or the Treasurer’s direct reports); and the Company’s Chief or Deputy Chief Compliance Officer (or Vice President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may Invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the PGIM Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.   Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 17, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date    August 17, 2018

* Print the name and title of each signing officer under his or her signature.